UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD LARGECAP VALUE FUND
JULY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.1%
	Shares	Value
CONSUMER DISCRETIONARY — 12.5%
AMC Networks, Cl A*	34,500	$2,905,590
BorgWarner	26,200	1,302,402
Comcast, Cl A	49,000	3,058,090
Garmin	49,800	2,087,118
Home Depot	24,900	2,914,047
Time Warner	34,200	3,010,968
Viacom, Cl B	39,100	2,228,700

		17,506,915

CONSUMER STAPLES — 9.3%
Colgate-Palmolive	41,600	2,829,632
General Mills	43,800	2,549,598
JM Smucker	25,200	2,814,588
McCormick	41,500	3,403,415
PepsiCo	15,600	1,503,060

		13,100,293

ENERGY — 7.9%
Chevron	26,400	2,335,872
EOG Resources	32,400	2,500,956
EQT	17,000	1,306,450
Exxon Mobil	31,500	2,495,115
Marathon Petroleum	18,900	1,033,263
Occidental Petroleum	19,900	1,396,980

		11,068,636

FINANCIAL SERVICES — 21.3%
ACE	19,900	2,164,523
American International Group	51,400	3,295,768
Bank of America	247,900	4,432,452
CIT Group	45,900	2,159,136
Hartford Financial Services Group	73,400	3,490,170
Invesco	68,700	2,651,820
JPMorgan Chase	72,400	4,961,572
PayPal Holdings*	48,100	1,861,470
Wells Fargo	84,700	4,901,589

		29,918,500

HEALTH CARE — 14.0%
Abbott Laboratories	63,100	3,198,539
Aetna	23,200	2,620,904
Becton Dickinson	29,400	4,473,210
Cardinal Health	32,000	2,719,360
Cigna	18,400	2,650,704
Johnson & Johnson	40,200	4,028,442

		19,691,159

PRODUCER DURABLES — 13.0%
Boeing	18,100	2,609,477
FedEx	12,400	2,125,608

COMMON STOCK — continued
	Shares	Value
PRODUCER DURABLES — continued
General Dynamics	19,200	$2,862,912
Honeywell International	27,800	2,920,390
Raytheon	26,200	2,858,158
Union Pacific	25,100	2,449,509
United Technologies	23,900	2,397,409

		18,223,463

REAL ESTATE INVESTMENT TRUST — 1.8%
Simon Property Group	13,600	2,546,192

TECHNOLOGY — 9.4%
Amdocs	78,800	4,621,620
Apple	25,400	3,081,020
DST Systems	24,500	2,674,175
eBay*	48,100	1,352,572
Skyworks Solutions	15,200	1,454,184

		13,183,571

UTILITIES — 5.9%
Nextera Energy	27,600	2,903,520
Verizon Communications	56,600	2,648,314
WEC Energy Group	56,000	2,744,000

		8,295,834

Total Common Stock (Cost $93,783,355)		133,534,563

SHORT-TERM INVESTMENT — 6.2%
SEI Daily Income Trust, Government Cl A, 0.020% (A) (Cost $8,740,705)	8,740,705	8,740,705

Total Investments — 101.3% (Cost $102,524,060) †		$142,275,268

Percentages are based upon Net Assets of $140,403,598.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of July 31, 2015.

Cl – Class

†	At July 31, 2015, the tax basis cost of the Fund’s investments was $102,524,060, and the unrealized appreciation and depreciation were $41,863,489 and $(2,112,281), respectively.

As of July 31, 2015, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD LARGECAP VALUE FUND
JULY 31, 2015 (Unaudited)

For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2015, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-007-1800

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD DIVIDEND GROWTH FUND
JULY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.9%
	Shares	Value
CONSUMER DISCRETIONARY — 19.0%
Dick’s Sporting Goods	30,700	$1,565,086
Dillard’s, Cl A	14,500	1,477,260
Foot Locker	26,900	1,897,795
H&R Block	50,600	1,684,474
Home Depot	7,700	901,131
Lear	14,925	1,553,245
Meredith	31,000	1,485,520
TEGNA	46,650	1,358,914
Thor Industries	27,375	1,529,715
TJX	24,600	1,717,572

		15,170,712

CONSUMER STAPLES — 5.4%
Colgate-Palmolive	24,225	1,647,785
McCormick	21,700	1,779,617
PepsiCo	8,875	855,106

		4,282,508

ENERGY — 4.6%
Chevron	15,700	1,389,136
Exxon Mobil	19,575	1,550,536
Occidental Petroleum	10,800	758,160

		3,697,832

FINANCIAL SERVICES — 16.7%
ACE	15,575	1,694,093
American International Group	25,250	1,619,030
Capital One Financial	20,250	1,646,325
Franklin Resources	16,500	751,575
Invesco	63,050	2,433,730
MetLife	44,700	2,491,578
Wells Fargo	47,000	2,719,890

		13,356,221

HEALTH CARE — 19.5%
Abbott Laboratories	38,600	1,956,634
Aetna	19,700	2,225,509
Cardinal Health	19,300	1,640,114
Gilead Sciences	24,600	2,899,356
Johnson & Johnson	25,826	2,588,023
Merck	28,225	1,664,146
UnitedHealth Group	21,450	2,604,030

		15,577,812

PRODUCER DURABLES — 15.3%
General Dynamics	12,250	1,826,597
Honeywell International	24,450	2,568,473
Lockheed Martin	8,600	1,781,060
Pitney Bowes	74,100	1,550,172
Union Pacific	23,335	2,277,263
United Technologies	21,650	2,171,711

		12,175,276

COMMON STOCK — continued
	Shares	Value
TECHNOLOGY — 17.4%
Accenture, Cl A	16,150	$1,665,226
Amdocs	43,086	2,526,994
Apple	33,450	4,057,485
Computer Sciences	23,800	1,557,234
Microsoft	34,700	1,620,490
NetApp	50,375	1,569,181
Skyworks Solutions	9,025	863,422

		13,860,032

Total Common Stock (Cost $67,927,665)		78,120,393

SHORT-TERM INVESTMENT — 2.1%

Federated Prime Money Market Obligations Fund, Cl IS 0.030% (A) (Cost $1,690,899)	1,690,899	1,690,899

Total Investments — 100.0% (Cost $69,618,564) †		$79,811,292

Percentages are based upon Net Assets of $79,788,287.

(A)	The rate reported is the 7-day effective yield as of July 31, 2015.

†	At July 31, 2015, the tax basis cost of the Fund’s investments was $69,618,564, and the unrealized appreciation and depreciation were $11,876,872 and $(1,684,144) respectively.

Cl – Class

As of July 31, 2015, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2015, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-010-1000

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP PLUS FUND
JULY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.1%
	Shares	Value
CONSUMER DISCRETIONARY — 17.7%
AMC Networks, Cl A*	32,600	$2,745,572
BorgWarner	52,600	2,614,746
Dick’s Sporting Goods	36,200	1,845,476
Dillard’s, Cl A	7,800	794,664
Garmin	63,500	2,661,285
H&R Block	39,200	1,304,968
Mattel	54,800	1,271,908
Meredith	33,001	1,581,408
Mohawk Industries*	18,100	3,648,779
Rent-A-Center, Cl A	71,600	1,918,164
Time	111,900	2,497,608

		22,884,578

CONSUMER STAPLES — 3.9%
Dr. Pepper Snapple Group	16,700	1,339,674
Edgewell Personal Care	9,100	870,961
Energizer Holdings	9,100	350,441
JM Smucker	22,500	2,513,025

		5,074,101

ENERGY — 3.2%
CONSOL Energy	40,500	669,060
Memorial Resource Development*	64,400	985,320
PDC Energy*	25,400	1,192,530
RSP Permian*	51,200	1,269,760

		4,116,670

FINANCIAL SERVICES — 15.4%
BankUnited	73,600	2,687,872
Broadridge Financial Solutions	23,750	1,288,912
CIT Group	56,400	2,653,056
Comerica	22,300	1,057,689
East West Bancorp	30,500	1,365,180
Equifax	19,200	1,960,896
Hartford Financial Services Group	65,300	3,105,015
PrivateBancorp, Cl A	40,399	1,670,095
SVB Financial Group*	18,200	2,604,420
Wintrust Financial	25,700	1,385,744
Zions Bancorporation	1,600	49,904

		19,828,783

HEALTH CARE — 11.1%
Haemonetics*	45,700	1,828,457
Halyard Health*	48,500	1,975,890
MEDNAX*	42,500	3,597,200
PerkinElmer	24,700	1,307,124
Premier, Cl A*	71,400	2,553,264
Teleflex	22,800	3,054,972

		14,316,907

MATERIALS & PROCESSING — 5.0%
Albemarle	25,172	1,364,322

COMMON STOCK — continued
	Shares	Value
MATERIALS & PROCESSING — continued
PolyOne	75,350	$2,582,245
WestRock	40,377	2,546,192

		6,492,759

PRODUCER DURABLES — 14.4%
BE Aerospace	30,500	1,485,655
Darling Ingredients*	91,900	1,180,915
FLIR Systems	9,000	277,110
Hubbell, Cl B	9,200	960,572
KLX*	11,550	453,684
Landstar System	16,900	1,217,307
Oshkosh	35,000	1,278,900
Pitney Bowes	170,500	3,566,860
Textron	50,800	2,219,960
Trimble Navigation*	88,000	2,032,800
Watts Water Technologies, Cl A	23,000	1,275,580
Woodward	52,800	2,606,208

		18,555,551

REAL ESTATE INVESTMENT TRUST — 2.7%
Alexandria Real Estate Equities	23,500	2,178,685
Potlatch	17,100	598,671
PS Business Parks	9,100	700,609

		3,477,965

TECHNOLOGY — 17.3%
Amdocs	47,000	2,756,550
ARRIS Group*	94,200	2,912,664
Avnet	26,700	1,114,191
Brocade Communications Systems	107,000	1,097,820
IAC	35,900	2,773,634
j2 Global	47,000	3,308,800
NetApp	97,300	3,030,895
ON Semiconductor*	286,600	3,043,692
SanDisk	38,700	2,333,223

		22,371,469

UTILITIES — 2.4%
Questar	78,600	1,740,204
WEC Energy Group	27,200	1,332,800

		3,073,004

Total Common Stock (Cost $108,658,162)		120,191,787

SHORT-TERM INVESTMENT — 7.0%
SEI Daily Income Trust, Government Fund, Cl A, 0.020% (A) (Cost $9,099,830)	9,099,830	9,099,830

Total Investments — 100.1% (Cost $117,757,992) †		$129,291,617

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP PLUS FUND
JULY 31, 2015 (Unaudited)

Percentages are based upon Net Assets of $129,133,293.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of July 31, 2015.

Cl – Class

†	At July 31, 2015, the tax basis cost of the Fund’s investments was $117,757,992, and the unrealized appreciation and depreciation were $ 16,641,041 and $(5,107,416), respectively.

As of July 31, 2015, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between Levels are considered to have occurred as of the end of the period. For the period ended July 31, 2015, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-011-0900

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP FUND
JULY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.3%
	Shares	Value
CONSUMER DISCRETIONARY — 9.8%
AMC Networks, Cl A*	131,371	$11,064,066
Dick’s Sporting Goods	162,400	8,279,152
Dillard’s, Cl A	31,200	3,178,656
Mattel	225,200	5,226,892
Meredith	131,530	6,302,917
Rent-A-Center, Cl A	277,130	7,424,313
Time	482,351	10,766,074

		52,242,070

CONSUMER STAPLES — 4.4%
Dean Foods	841,600	14,980,480
Edgewell Personal Care	62,186	5,951,822
Energizer Holdings	62,186	2,394,783

		23,327,085

ENERGY — 3.0%
Memorial Resource Development*	284,600	4,354,380
PDC Energy*	106,514	5,000,832
RSP Permian*	267,872	6,643,226

		15,998,438

FINANCIAL SERVICES — 18.6%
BankUnited	312,990	11,430,395
Cardtronics*	387,957	14,381,566
CIT Group	239,493	11,265,751
Comerica	107,900	5,117,697
East West Bancorp	130,796	5,854,429
Equifax	79,010	8,069,292
First Financial Bancorp	486,810	9,254,258
PrivateBancorp, Cl A	276,886	11,446,467
SVB Financial Group*	76,701	10,975,913
Wintrust Financial	203,858	10,992,023
Zions Bancorporation	6,600	205,854

		98,993,645

HEALTH CARE — 13.3%
CONMED	100,648	5,708,755
Haemonetics*	267,594	10,706,436
Halyard Health*	273,940	11,160,316
Integra LifeSciences Holdings*	91,980	5,898,677
MEDNAX*	153,082	12,956,860
PerkinElmer	106,452	5,633,440
Premier, Cl A*	217,806	7,788,743
SeaSpine Holdings*	30,660	480,749
Teleflex	78,278	10,488,469

		70,822,445

MATERIALS & PROCESSING — 9.3%
Albemarle	103,009	5,583,088
Apogee Enterprises	155,066	8,556,542
Beacon Roofing Supply*	158,619	5,551,665
Boise Cascade*	266,238	8,833,777

COMMON STOCK — continued
	Shares	Value
MATERIALS & PROCESSING — continued
PolyOne	274,535	$9,408,314
WestRock	180,263	11,367,363

		49,300,749

PRODUCER DURABLES — 15.8%
BE Aerospace	107,226	5,222,978
Darling Ingredients*	343,539	4,414,476
FLIR Systems	36,300	1,117,677
Herman Miller	383,753	10,760,434
KLX*	47,391	1,861,519
Landstar System	69,101	4,977,345
Oshkosh	144,100	5,265,414
Pitney Bowes	706,703	14,784,227
Trimble Navigation*	378,372	8,740,393
TrueBlue*	272,625	7,022,820
Watts Water Technologies, Cl A	184,818	10,250,006
Woodward	197,083	9,728,017

		84,145,306

REAL ESTATE INVESTMENT TRUST — 5.0%
Alexandria Real Estate Equities	111,278	10,316,583
Inland Real Estate	521,812	5,124,194
Potlatch	206,800	7,240,068
STAG Industrial	215,000	4,222,600

		26,903,445

TECHNOLOGY — 17.3%
Amdocs	252,828	14,828,362
ARRIS Group*	410,544	12,694,021
AVG Technologies*	602,329	17,310,935
Brocade Communications Systems	682,001	6,997,330
IAC	153,100	11,828,506
j2 Global	222,149	15,639,290
ON Semiconductor*	1,183,166	12,565,223

		91,863,667

UTILITIES — 1.8%
Questar	426,466	9,441,957

Total Common Stock (Cost $432,514,003)		523,038,807

SHORT-TERM INVESTMENT — 1.3%
SEI Daily Income Trust, Government Cl A, 0.020% (A) (Cost $7,078,755)	7,078,755	7,078,755

Total Investments — 99.6% (Cost $439,592,758) †		$530,117,562

Percentages are based upon Net Assets of $532,184,380.

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP FUND
JULY 31, 2015 (Unaudited)

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of July 31, 2015.

Cl – Class

†	At July 31, 2015, the tax basis cost of the Fund’s investments was $439,592,758, and the unrealized appreciation and depreciation were $105,419,729 and $(14,894,925), respectively.

As of July 31, 2015, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2015, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-006-1800

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMALLCAP VALUE FUND
JULY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.0%
	Shares	Value
CONSUMER DISCRETIONARY — 12.9%
ClubCorp Holdings	85,430	$1,992,228
Hibbett Sports*	33,800	1,539,590
International Speedway, Cl A	81,275	2,785,294
Knoll	54,950	1,329,790
Lithia Motors, Cl A	24,000	2,872,560
Marcus	131,143	2,748,757
Meredith	56,885	2,725,929
Rent-A-Center, Cl A	55,922	1,498,151

		17,492,299

CONSUMER STAPLES — 2.1%
J&J Snack Foods	24,217	2,866,324

ENERGY — 6.2%
Bonanza Creek Energy*	162,741	1,271,008
Cone Midstream Partners LP (A)	67,783	1,083,850
Matrix Service*	73,391	1,422,317
RSP Permian*	53,865	1,335,852
Synergy Resources*	261,259	2,542,050
World Point Terminals LP (A)	42,782	667,399

		8,322,476

FINANCIAL SERVICES — 21.1%
AMERISAFE	29,963	1,499,648
BancFirst	22,953	1,460,040
Chemical Financial	81,850	2,696,958
Columbia Banking System	86,000	2,819,940
Employers Holdings	111,884	2,685,216
Glacier Bancorp	96,100	2,700,410
Heartland Payment Systems	45,024	2,804,995
LegacyTexas Financial Group	47,700	1,449,603
Opus Bank	35,745	1,399,417
PrivateBancorp, Cl A	64,750	2,676,765
Safety Insurance Group	24,404	1,415,188
WesBanco	79,125	2,628,533
Wintrust Financial	43,945	2,369,514

		28,606,227

HEALTH CARE — 5.9%
CONMED	23,300	1,321,576
Everyday Health*	120,037	1,424,839
Integra LifeSciences Holdings*	21,617	1,386,298
Merit Medical Systems*	52,600	1,344,456
Omnicell*	69,600	2,541,792

		8,018,961

MATERIALS & PROCESSING — 10.9%
A Schulman	74,885	2,787,969
Apogee Enterprises	47,900	2,643,122

COMMON STOCK — continued
	Shares	Value
MATERIALS & PROCESSING — continued
Beacon Roofing Supply*	38,652	$1,352,820
Boise Cascade*	81,286	2,697,069
Continental Building Products*	66,700	1,416,708
Trex*	55,135	2,501,475
US Silica Holdings	57,290	1,290,171

		14,689,334

PRODUCER DURABLES — 17.5%
Alamo Group	25,752	1,353,010
Gorman-Rupp	70,247	1,801,133
Heartland Express	125,000	2,666,250
Herman Miller	100,500	2,818,020
Kaman	67,801	2,676,105
Kelly Services, Cl A	92,392	1,380,337
Littelfuse	30,113	2,770,396
OSI Systems*	22,089	1,550,206
Roadrunner Transportation Systems*	102,212	2,675,910
Rush Enterprises, Cl A*	100,773	2,568,704
TrueBlue*	56,128	1,445,857

		23,705,928

REAL ESTATE INVESTMENT TRUST — 11.4%
CyrusOne	87,300	2,683,602
Inland Real Estate	93,242	915,636
Potlatch	47,600	1,666,476
PS Business Parks	22,533	1,734,816
STAG Industrial	142,603	2,800,723
Summit Hotel Properties	209,053	2,849,392
Terreno Realty	130,706	2,740,905

		15,391,550

TECHNOLOGY — 6.0%
AVG Technologies*	95,200	2,736,048
DTS*	93,081	2,651,878
j2 Global	21,100	1,485,440
Semtech*	72,083	1,267,940

		8,141,306

UTILITIES — 4.0%
ALLETE	56,130	2,710,518
NorthWestern	50,200	2,702,768

		5,413,286

Total Common Stock (Cost $114,757,512)		132,647,691

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMALLCAP VALUE FUND
JULY 31, 2015 (Unaudited)

SHORT-TERM INVESTMENT — 1.3%
	Shares	Value
SEI Daily Income Trust, Government Fund, Cl A, 0.020% (B) (Cost $1,684,620)	1,684,620	$1,684,620

Total Investments — 99.3% (Cost $116,442,132) †		$134,332,311

Percentages are based upon Net Assets of $135,303,046.

*	Non-income producing security.

(A)	Securities considered Master Limited Partnerships. At July 31, 2015, these securities amounted $1,751,249 or 1.3% of Net Assets.

(B)	The rate reported is the 7-day effective yield as of July 31, 2015.

Cl – Class

LP – Limited Partnership

†	At July 31, 2015 the tax basis cost of the Fund’s investments was $116,442,132, and the unrealized appreciation and depreciation were $23,236,552 and $(5,346,373), respectively.

As of July 31, 2015, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between Levels are considered to have occurred as of the end of the period. For the period ended July 31, 2015, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most financial statements.

WHG-QH-009-1800

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD MLP AND STRATEGIC ENERGY FUND
JULY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 89.3%
	Shares	Value
CONSUMER DISCRETIONARY — 2.0%
Macquarie Infrastructure Co Trust	6,000	$509,580

ENERGY — 81.9%
Anadarko Petroleum	3,400	252,790
Columbia Pipeline Group	9,900	288,882
CONSOL Energy	24,000	396,480
Dominion Midstream Partners (A)	18,100	635,672
Enbridge	23,500	1,023,660
Enbridge Energy Management LLC	16,236	514,681
Energy Transfer Equity LP (A)	25,550	768,544
Energy Transfer Partners (A)	9,955	509,696
EnLink Midstream LLC	28,600	770,770
EOG Resources	3,300	254,727
EQT	6,600	507,210
EQT Midstream Partners LP (A)	8,100	638,118
GasLog Partners LP (A)	24,000	510,720
Kinder Morgan	36,600	1,267,824
Marathon Petroleum	4,700	256,949
MarkWest Energy Partners LP (A)	7,800	510,432
NextEra Energy Partners LP	14,200	506,656
NGL Energy Partners LP (A)	1,500	41,520
Occidental Petroleum	7,200	505,440
ONEOK	13,100	495,049
Plains All American Pipeline LP (A)	18,400	768,200
Plains GP Holdings LP, Cl A	39,600	1,015,344
SemGroup, Cl A	10,750	764,217
Spectra Energy	25,300	765,578
Summit Midstream Partners LP (A)	24,800	743,008
Sunoco Logistics Partners LP (A)	13,600	508,912
Targa Resources	11,500	1,017,175
TC Pipelines LP (A)	8,050	461,265
Teekay	21,400	766,334
TerraForm Power, Cl A	16,300	491,608
TransCanada	19,500	758,745
Transocean Partners LLC	6,100	81,435
Valero Energy Partners LP (A)	10,802	507,370
VTTI Energy Partners LP	22,036	512,778
Western Gas Partners LP (A)	4,300	253,614
Williams	19,400	1,018,112

		21,089,515

UTILITIES — 5.4%
NiSource	14,000	244,440
NRG Yield, Cl A	25,200	496,692
Sempra Energy	6,300	641,214

		1,382,346

Total Common Stock (Cost $25,668,627)		22,981,441

PREFERRED STOCK — 2.0%
	Shares	Value
FINANCIAL SERVICES — 2.0%
Anadarko Petroleum, 7.500%*	10,400	$521,352

(Cost $517,182)		521,352

SHORT-TERM INVESTMENT — 19.1%
SEI Daily Income Trust, Government Fund, Cl A, 0.020% (B) (Cost $4,906,307)	4,906,307	4,906,307

Total Investments — 110.4% (Cost $31,092,116) †		$28,409,100

Percentages are based upon Net Assets of $25,728,765.

(A)	Securities considered Master Limited Partnerships. At July 31, 2015, these securities amounted $6,857,071 or 26.65% of Net Assets.

(B)	The rate reported is the 7-day effective yield as of July 31, 2015.

Cl – Class

LLC – Limited Liability Company

LP – Limited Partnership

†	At July 31, 2015, the tax basis cost of the Fund’s investments was $31,092,116, and the unrealized appreciation and depreciation were $91,213 and $(2,774,229), respectively.

As of July 31, 2015, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between Levels are considered to have occurred as of the end of the period. For the period ended July 31, 2015, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-016-0200

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
JULY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 57.2%
	Shares	Value
CONSUMER DISCRETIONARY — 4.0%
Comcast, Cl A	1,198,300	$74,785,903
Time Warner	417,100	36,721,484

		111,507,387

CONSUMER STAPLES — 4.7%
General Mills	1,023,698	59,589,461
PepsiCo	736,100	70,923,235

		130,512,696

ENERGY — 13.5%
Chevron	252,100	22,305,808
Energy Transfer Equity LP (A)	959,820	28,871,385
Enterprise Products Partners LP (A)	1,845,182	52,274,006
Kinder Morgan	973,100	33,708,184
Magellan Midstream Partners LP (A)	446,634	31,443,033
Occidental Petroleum	438,863	30,808,183
Plains All American Pipeline LP (A)	1,267,104	52,901,592
Plains GP Holdings LP, Cl A	778,640	19,964,330
Spectra Energy	762,000	23,058,120
Tesoro Logistics (A)	233,000	12,218,520
Western Gas Partners LP (A)	662,569	39,078,320
Williams Partners (A)	637,501	29,407,921

		376,039,402

FINANCIAL SERVICES — 10.8%
ACE	127,869	13,908,311
Capital One Financial	868,600	70,617,180
Hartford Financial Services Group	1,464,567	69,640,161
MetLife	673,561	37,544,290
US Bancorp	1,618,800	73,185,948
Wells Fargo	626,200	36,238,194

		301,134,084

HEALTH CARE — 7.7%
Abbott Laboratories	736,200	37,317,978
Becton Dickinson	502,000	76,379,300
Johnson & Johnson	703,300	70,477,693
Novartis ADR	291,082	30,199,757

		214,374,728

MATERIALS & PROCESSING — 1.0%
EI Du Pont de Nemours	500,200	27,891,152

PRODUCER DURABLES — 7.5%
Boeing	245,635	35,413,198
General Electric	2,540,200	66,299,220
Honeywell International	693,614	72,864,151
Raytheon	316,543	34,531,676

		209,108,245

COMMON STOCK — continued
	Shares/ Face Amount	Value
REAL ESTATE INVESTMENT TRUST — 4.3%
Alexandria Real Estate Equities	569,924	$52,837,654
Boston Properties	353,300	43,554,824
PS Business Parks	283,364	21,816,194

		118,208,672

TECHNOLOGY — 1.2%
Microsoft	716,800	33,474,560

UTILITIES — 2.5%
Nextera Energy	331,400	34,863,280
Southern	780,260	34,901,030

		69,764,310

Total Common Stock (Cost $1,347,644,686)		1,592,015,236

PREFERRED STOCK — 9.3%
FINANCIAL SERVICES — 8.4%
Bank of America, Ser D, 6.204%	1,102,112	28,081,814
Bank of America, Ser 5, 4.000% (B)	1,100,506	23,143,641
BB&T, Ser D, 5.850%	1,089,173	27,741,236
JPMorgan Chase, 5.500%	2,714,499	65,690,876
PNC Financial Services Group, Ser Q, 5.375%	793,996	19,699,041
US Bancorp, 3.500% (B)	1,574,298	34,776,243
Wells Fargo, 5.850% (B)	1,331,420	34,284,065

		233,416,916

REAL ESTATE INVESTMENT TRUST — 0.9%
Public Storage, 5.900%	1,056,385	26,694,849

Total Preferred Stock (Cost $253,310,257)		260,111,765

CORPORATE OBLIGATIONS — 6.8%
ENERGY — 1.0%
Anadarko Petroleum 5.950%, 09/15/16	$2,750,000	2,885,575
Occidental Petroleum 2.700%, 02/15/23	11,500,000	11,054,892
Total Capital International 2.700%, 01/25/23	13,750,000	13,330,378

		27,270,845

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
JULY 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIAL SERVICES — 3.9%
Bank of America MTN 5.650%, 05/01/18	$9,000,000	$9,845,622
Bank of New York Mellon 4.950%, 06/20/20 (B)	18,000,000	17,910,000
Barclays Bank, Ser 1 5.000%, 09/22/16	4,350,000	4,546,481
Citigroup 5.900%, 12/29/49 (B)	25,000,000	24,852,500
General Electric Capital 7.125%, 12/31/49 (B)	17,500,000	20,234,375
MetLife 5.250%, 12/29/49 (B)	18,000,000	17,955,000
Toyota Motor Credit MTN 1.750%, 05/22/17	12,000,000	12,146,832

		107,490,810

TECHNOLOGY — 1.9%
Apple 0.550%, 05/03/18 (B)	24,000,000	24,026,136
Intel 3.300%, 10/01/21	14,000,000	14,441,308
Oracle 3.625%, 07/15/23	15,000,000	15,451,110

		53,918,554

Total Corporate Obligations (Cost $185,573,694)		188,680,209

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.8%
FHLMC
3.750%, 03/27/19	8,000,000	8,692,888
2.375%, 01/13/22	29,000,000	29,589,628
1.750%, 05/30/19	31,500,000	31,918,162

		70,200,678

FNMA
1.125%, 04/27/17	26,000,000	26,203,814
0.625%, 08/26/16	36,000,000	36,064,800

		62,268,614

Total U.S. Government Agency Obligations (Cost $131,255,370)		132,469,292

CONVERTIBLE BOND — 1.1%
TECHNOLOGY — 1.1%
Microchip Technology 1.625%, 02/15/25 (C)	33,100,000	31,114,000

(Cost $33,424,635)		31,114,000

U.S. TREASURY OBLIGATION — 0.5%
	Shares/ Face Amount	Value
U.S. Treasury Bond 3.375%, 11/15/19 (Cost $12,819,655)	$12,250,000	$13,252,013

SHORT-TERM INVESTMENT — 20.2%
SEI Daily Income Trust, Government Fund, Cl A, 0.020% (D) (Cost $563,680,369)	563,680,383	563,680,369

Total Investments — 99.9% (Cost $2,527,708,666) †		$2,781,322,884

Percentages are based upon Net Assets of $2,785,257,564.

(A)	Securities considered Master Limited Partnerships. At July 31, 2015, these securities amounted $246,194,877 or 8.8% of Net Assets.

(B)	Floating rate security – Rate disclosed is the rate in effect on July 31, 2015.

(C)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. These securities have been determined to be liquid under the guidelines established by the board of Trustees.

(D)	The rate reported is the 7-day effective yield as of July 31, 2015.

ADR – American Depositary Receipt

Cl – Class

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

LP – Limited Partnership

MTN – Medium Term Note

Ser – Series

†	At July 31, 2015, the tax basis cost of the Fund’s investments was $2,527,708,666, and the unrealized appreciation and depreciation were $273,598,239 and $(19,984,021), respectively.

The following is a summary of the inputs used as of July 31, 2015 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,592,015,236	$—	$—	$1,592,015,236
Preferred Stock	260,111,765	—	—	260,111,765
Corporate Obligations	—	188,680,209	—	188,680,209
U.S. Government Agency Obligations	—	132,469,292	—	132,469,292
Convertible Bond	—	31,114,000	—	31,114,000
U.S. Treasury Obligation	—	13,252,013	—	13,252,013
Short-Term Investment	563,680,369	—	—	563,680,369

Total Investments in Securities	$2,415,807,370	$365,515,514	$—	$2,781,322,884

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
JULY 31, 2015 (Unaudited)

For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2015, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-005-1700

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD WORLDWIDE INCOME OPPORTUNITY FUND
JULY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 46.3%
	Shares	Value
BELGIUM — 2.3%
Anheuser-Busch InBev	1,575	$187,418

GERMANY — 2.4%
SAP	2,700	193,514

HONG KONG — 2.0%
AIA Group	24,700	160,901

JAPAN — 3.2%
Keyence	165	83,209
Nippon Telegraph & Telephone ADR	4,475	172,869

		256,078

SWITZERLAND — 2.5%
Novartis	1,925	200,010

UNITED KINGDOM — 8.6%
Close Brothers Group	3,100	70,341
GlaxoSmithKline	4,900	106,823
Lloyds TSB Group PLC*	29,800	156,748
Segro REIT	23,000	161,199
Vodafone Group ADR	5,250	198,345

		693,456

UNITED STATES — 25.3%
Alexandria Real Estate Equities REIT	1,200	111,252
Becton Dickinson	1,300	197,795
Boeing	800	115,336
Boston Properties REIT	800	98,624
Capital One Financial	2,200	178,860
Chevron	1,000	88,480
Comcast, Cl A	3,200	199,712
Enterprise Products Partners LP	3,300	93,489
General Electric	4,100	107,010
Honeywell International	1,100	115,555
Johnson & Johnson	1,800	180,378
Kinder Morgan	4,000	138,560
Plains All American Pipeline LP (A)	2,300	96,025
Spectra Energy	3,100	93,806
Wells Fargo	2,000	115,740
Western Gas Partners LP (A)	1,600	94,368

		2,024,990

Total Common Stock (Cost $3,837,687)		3,716,367

PREFERRED STOCK — 16.9%
NETHERLANDS — 5.7%
Aegon, Ser 1, 4.000% (B)	4,690	114,342
Aegon, 6.375%	6,100	154,513

PREFERRED STOCK — continued
	Shares/ Face Amount	Value
NETHERLANDS — continued
ING Groep, 6.375%	$1,500	$38,400
ING Groep, 7.050%	2,950	76,346
ING Groep, 7.200%	2,925	75,904

		459,505

UNITED KINGDOM — 4.3%
Barclays Bank, 8.125%	1,500	39,390
Barclays Bank, 7.750%	1,500	39,300
Barclays Bank, 6.625%, Ser 2, 6.625%	3,175	81,534
HSBC Holdings, Ser 2, 8.000%	7,175	186,837

		347,061

UNITED STATES — 6.9%
Bank of America, Ser 5, 4.000% (B)	6,900	145,107
HSBC USA, 3.500% (B)	3,131	69,947
Santander, 0.00%*, (B)	3,250	74,783
US Bancorp, Ser B, 3.500% (B)	6,800	150,211
Wells Fargo, 5.850% (B)	4,300	110,725

		550,773

Total Preferred Stock (Cost $1,358,342)		1,357,339

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.5%
FHLMC
2.375%, 01/13/22	$140,000	142,846
1.750%, 05/30/19	155,000	157,058

		299,904

FNMA 0.625%, 08/26/16	140,000	140,252

Total U.S. Government Agency Obligations (Cost $440,919)		440,156

EXCHANGE TRADED FUNDS — 5.1%
CANADA — 1.8%
iShares S&P/TSX Capped REIT Index ETF	11,600	141,646

NETHERLANDS — 1.5%
iShares European Property Yield UCITS ETF	3,025	119,782

UNITED STATES — 1.8%
iShares International Development ETF	5,000	149,750

Total Exchange Traded Funds (Cost $450,590)		411,178

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD WORLDWIDE INCOME OPPORTUNITY FUND
JULY 31, 2015 (Unaudited)

CONVERTIBLE BOND — 1.5%
	Face Amount/ Shares	Value
TECHNOLOGY — 1.5%
Microchip Technology 1.625%, 02/15/25 (C)	$125,000	$117,500

(Cost $129,887)		117,500

SHORT-TERM INVESTMENT — 23.5%
SEI Daily Income Trust, Government Fund, Cl A, 0.020% (D) (Cost $1,890,612)	1,890,612	1,890,612

Total Investments — 98.8% (Cost $8,108,037) †		$7,933,152

Percentages are based upon Net Assets of $8,030,408.

*	Non-income producing security.

(A)	Securities considered Master Limited Partnerships. At July 31, 2015, these securities amounted $190,393 or 2.37% of Net Assets.

(B)	Floating rate security – Rate disclosed is the rate in effect on July 31, 2015.

(C)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under the guidelines established by the Board of Trustees.

(D)	The rate reported is the 7-day effective yield as of July 31, 2015.

ADR – American Depositary Receipt

Cl – Class

ETF – Exchange Traded Fund

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

L.P. – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trust

S&P – Standard and Poor

Ser – Series

TSX UCITS – Toronto Stock Exchange Undertakings For The Collective Investment Of Transferable Securities

†	At July 31, 2015, the tax basis cost of the Fund’s investments was $8,108,037, and the unrealized appreciation and depreciation were $73,861 and $(248,746), respectively.

The following is a summary of the inputs used as of July 31, 2015 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,716,367	$—	$—	$3,716,367
Preferred Stock	1,357,339	—	—	1,357,339
U.S. Government Agency Obligations	—	440,156	—	440,156
Exchange Traded Funds	411,178	—	—	411,178
Convertible Bond	—	117,500	—	117,500
Short-Term Investment	1,890,612	—	—	1,890,612

Total Investments in Securities	$7,375,496	$557,656	$—	$7,933,152

For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2015, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus and statement of additional information.

WHG-QH-018-0100

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD GLOBAL EQUITY FUND
JULY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.6%
	Shares	Value
ARGENTINA — 1.0%
Tenaris	12,835	$161,964

AUSTRALIA — 0.8%
Rio Tinto	3,083	119,121

AUSTRIA — 1.9%
Voestalpine	6,687	287,003

BELGIUM — 1.8%
Anheuser-Busch InBev	2,344	278,925

EGYPT — 1.4%
Commercial International Bank Egypt	30,323	218,648

FRANCE — 4.3%
BNP Paribas	3,734	243,222
Schneider Electric	3,935	274,811
Total	2,869	142,026

		660,059

GEORGIA — 1.7%
Bank of Georgia Holdings	8,628	268,939

GERMANY — 2.9%
Henkel & KGaA	2,126	214,645
SAP	3,233	231,715

		446,360

HONG KONG — 7.1%
AIA Group	25,891	168,659
China Resources Gas Group	80,457	245,451
CNOOC	112,105	138,969
Lenovo Group	178,937	194,118
Samsonite International	42,438	138,498
Wharf Holdings	33,758	214,245

		1,099,940

JAPAN — 7.4%
Astellas Pharma	12,746	192,010
Japan Tobacco	7,872	305,740
Keyence	522	263,243
Nippon Telegraph & Telephone	7,141	274,468
Ship Healthcare Holdings	5,335	113,170

		1,148,631

JERSEY — 0.7%
Randgold Resources ADR	1,917	115,729

MEXICO — 1.0%
Genomma Lab Internacional, Cl B*	161,504	150,353

COMMON STOCK — continued
	Shares	Value
NETHERLANDS — 2.1%
ING Groep	11,878	$202,067
Unilever	2,809	125,898

		327,965

PANAMA — 1.1%
Copa Holdings, Cl A	2,230	168,432

PHILIPPINES — 1.4%
Ayala Land	273,061	223,297

SOUTH KOREA — 2.4%
Halla Visteon Climate Control	5,216	162,032
Samsung Electronics	207	209,627

		371,659

SPAIN — 0.9%
Banco Popular Espanol	30,500	139,982

SWITZERLAND — 4.4%
Roche Holding	1,419	409,855
UBS Group	11,811	271,960

		681,815

TAIWAN — 1.4%
Taiwan Semiconductor Manufacturing	50,296	222,235

THAILAND — 3.0%
BEC World Foreign	2,577	2,632
BEC World	85,588	87,422
PTT Exploration & Production Foreign	733	1,944
PTT Exploration & Production	37,804	100,289
Thai Union Frozen Products PLC	512,665	274,915

		467,202

TURKEY — 1.0%
Tupras Turkiye Petrol Rafinerileri	6,081	157,999

UNITED KINGDOM — 5.8%
Informa PLC	25,024	232,909
Lloyds Banking Group	202,872	263,589
Persimmon	4,518	144,426
Petrofac	9,039	124,218
SABMiller	2,599	136,556

		901,698

UNITED STATES — 42.1%
ACE	2,553	277,690
AGCO	4,419	243,089
AT&T	5,968	207,328
Bristol-Myers Squibb	1,691	110,997
Cameron International*	3,580	180,647
Capital One Financial	3,130	254,469

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD GLOBAL EQUITY FUND
JULY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — continued
Caterpillar	2,113	$166,145
Dun & Bradstreet	3,243	404,629
Exxon Mobil	1,520	120,399
Freeport-McMoRan	3,410	40,068
Generac Holdings*	5,067	177,700
Honeywell International	4,607	483,965
International Business Machines	630	102,054
JPMorgan Chase	8,490	581,820
Kraft Heinz	3,494	277,668
MetLife	5,652	315,042
Microsoft	5,530	258,251
Mondelez International, Cl A	4,787	216,038
Moody’s	5,489	606,150
Omnicom Group	4,392	320,967
Raytheon	3,134	341,888
Stanley Black & Decker	2,607	275,013
T. Rowe Price Group	2,457	189,508
Texas Instruments	4,579	228,858
Williams	2,936	154,082

		6,534,465

Total Common Stock (Cost $13,568,158)		15,152,421

SHORT-TERM INVESTMENT — 4.7%
SEI Daily Income Trust, Government Fund, Cl A, 0.020% (A) (Cost $730,778)	730,778	730,778

Total Investments — 102.3% (Cost $14,298,936) †		$15,883,199

Percentages are based upon Net Assets of $15,526,246.

*	Non-income producing security.

†	At July 31, 2015, the tax basis cost of the Fund’s investments was $14,298,936, and the unrealized appreciation and depreciation were $2,767,453 and $(1,183,190) respectively.

(A)	The rate reported is the 7-day effective yield as of July 31, 2015.

ADR – American Depositary Receipt

Cl – Class

PLC – Public Limited Company

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Common Stock
Argentina	$161,964	$—	$—	$161,964
Australia	119,121	—	—	119,121
Austria	287,003	—	—	287,003
Belgium	278,925	—	—	278,925
Egypt	—	218,648	—	218,648
France	660,059	—	—	660,059
Georgia	268,939	—	—	268,939
Germany	446,360	—	—	446,360
Hong Kong	1,099,940	—	—	1,099,940
Japan	1,148,631	—	—	1,148,631
Jersey	115,729	—	—	115,729
Mexico	150,353	—	—	150,353
Netherlands	327,965	—	—	327,965
Panama	168,432	—	—	168,432
Philippines	223,297	—	—	223,297
South Korea	371,659	—	—	371,659
Spain	139,982	—	—	139,982
Switzerland	681,815	—	—	681,815
Taiwan	222,235	—	—	222,235
Thailand	467,202	—	—	467,202
Turkey	157,999	—	—	157,999
United Kingdom	901,698	—	—	901,698
United States	6,534,465	—	—	6,534,465

Total Common Stock	14,933,773	218,648	—	15,152,421

Short-Term Investment	730,778	—	—	730,778

Total Investments in Securities	$15,664,551	$218,648	$—	$15,883,199

‡	Represents securities trading primarily outside of the United States, the values of which were adjusted as a result of closed exchanges.

For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2015, there were no level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-015-0500

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD GLOBAL DIVIDEND FUND
JULY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.2%
	Shares	Value
ARGENTINA — 1.0%
Tenaris	4,584	$57,845

AUSTRALIA — 0.5%
Rio Tinto	766	29,597

AUSTRIA — 1.5%
Voestalpine	1,959	84,079

BELGIUM — 1.5%
Anheuser-Busch InBev	715	85,082

BRAZIL — 1.3%
BB Seguridade Participacoes	7,745	72,950

CANADA — 1.1%
Intact Financial	872	60,140

FRANCE — 5.1%
BNP Paribas	1,059	68,980
Schneider Electric	1,164	81,291
Total	1,372	67,919
Unibail-Rodamco REIT	230	61,204

		279,394

GEORGIA — 1.7%
Bank of Georgia Holdings	3,019	94,104

GERMANY — 2.2%
Hannover Rueckversicherung	506	53,671
SAP	906	64,934

		118,605

HONG KONG — 8.3%
AIA Group	9,254	60,282
ASM Pacific Technology	7,031	63,668
CNOOC	28,160	34,908
Lenovo Group	67,545	73,276
Samsonite International	16,234	52,980
SmarTone Telecommunications Holdings	56,429	115,445
VTech Holdings	4,346	54,099

		454,658

INDONESIA — 1.0%
Perusahaan Gas Negara Persero	177,163	52,386

JAPAN — 4.6%
Astellas Pharma	3,557	53,584
Japan Tobacco	2,367	91,931
Nippon Telegraph & Telephone	1,734	66,647

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Ship Healthcare Holdings	1,973	$41,853

		254,015

NETHERLANDS — 5.2%
Akzo Nobel	946	67,750
ING Groep	4,559	77,557
Koninklijke Philips	2,776	77,179
Unilever	1,368	61,313

		283,799

NEW ZEALAND — 1.3%
SKY Network Television	17,389	70,248

PANAMA — 1.1%
Copa Holdings, Cl A	807	60,953

PHILIPPINES — 1.4%
Ayala Land	95,943	78,458

SOUTH AFRICA — 1.2%
MTN Group	4,048	67,519

SOUTH KOREA — 2.6%
Halla Visteon Climate Control	2,194	68,155
Samsung Electronics GDR	188	73,471

		141,626

SWITZERLAND — 4.3%
Roche Holding	417	120,444
UBS Group	5,104	117,524

		237,968

TAIWAN — 1.5%
Taiwan Semiconductor Manufacturing	18,084	79,905

THAILAND — 2.8%
BEC World	49,135	50,188
Thai Union Frozen Products PLC	190,016	101,895

		152,083

TURKEY — 1.1%
Tupras Turkiye Petrol Rafinerileri	2,293	59,578

UNITED KINGDOM — 6.5%
British American Tobacco	856	50,810
Close Brothers Group	3,111	70,591
Informa PLC	9,264	86,224
Petrofac	3,679	50,559
Segro REIT	8,192	57,415
Vodafone Group	11,089	41,881

		357,480

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD GLOBAL DIVIDEND FUND
JULY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — 38.4%
ACE	1,789	$194,590
AT&T	2,131	74,031
Bristol-Myers Squibb	1,974	129,573
Capital One Financial	1,222	99,349
Dun & Bradstreet	806	100,565
Freeport-McMoRan	2,189	25,721
Honeywell International	1,751	183,943
International Business Machines	222	35,962
JPMorgan Chase	2,934	201,067
Kinder Morgan	2,490	86,254
Kraft Heinz	1,245	98,940
MetLife	2,407	134,166
Microsoft	1,933	90,271
Mondelez International, Cl A	2,450	110,569
National Retail Properties REIT	1,979	73,559
Raytheon	1,202	131,126
Stanley Black & Decker	903	95,257
T. Rowe Price Group	903	69,648
Texas Instruments	1,625	81,217
Verizon Communications	913	42,719
Williams	1,132	59,407

		2,117,934

Total Common Stock (Cost $4,694,683)		5,350,406

SHORT-TERM INVESTMENT — 2.4%
SEI Daily Income Trust, Government Fund, Cl A, 0.020% (A) (Cost $134,715)	134,715	134,715

Total Investments — 99.6% (Cost $4,829,398) †		$5,485,121

Percentages are based upon Net Assets of $5,509,610.

†	At July 31, 2015, the tax basis cost of the Fund’s investments was $4,829,398, and the unrealized appreciation and depreciation were $1,009,275 and $(353,552) respectively.

(A)	The rate reported is the 7-day effective yield as of July 31, 2015.

Cl – Class

GDR – Global Depositary Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trust

As of July 31, 2015, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2015, there were no level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-014-0600

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD EMERGING MARKETS FUND
JULY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 88.0%
	Shares	Value
ARGENTINA — 1.1%
Tenaris ADR	121,878	$3,065,232

BRAZIL — 8.2%
Banco Bradesco	346,150	2,748,819
BB Seguridade Participacoes	357,016	3,362,714
Cielo	363,229	4,634,844
Gerdau	525,510	905,536
Grendene	444,541	2,334,394
Lojas Americanas	855,668	4,280,902
Petroleo Brasileiro*	1,135,568	3,489,004
Vale ADR, Cl B	31,831	167,431
Vale	315,257	1,337,836

		23,261,480

CHILE — 1.4%
Enersis	12,765,976	3,844,941

CHINA — 2.0%
PetroChina, Cl H	3,644,802	3,615,511
WuXi PharmaTech Cayman ADR*	51,774	2,148,621

		5,764,132

EGYPT — 1.9%
Commercial International Bank Egypt	760,374	5,482,775

GEORGIA — 1.9%
Bank of Georgia Holdings	172,324	5,371,417

HONG KONG — 17.2%
AIA Group	856,861	5,581,760
ASM Pacific Technology	448,646	4,062,659
BOC Hong Kong Holdings	1,202,134	4,845,876
China Overseas Land & Investment	1,294,906	4,084,008
China Resources Gas Group	1,569,893	4,789,284
CNOOC	1,864,691	2,311,531
CT Environmental Group	1,830,543	642,271
Huabao International Holdings	7,752,775	3,770,231
Lenovo Group	3,614,951	3,921,641
Samsonite International	1,238,999	4,043,532
SmarTone Telecommunications Holdings	1,812,151	3,707,379
VTech Holdings	298,187	3,711,808
Wharf Holdings	484,004	3,071,733

		48,543,713

INDONESIA — 5.5%
Bank Mandiri Persero	5,492,871	3,867,647
Media Nusantara Citra	27,303,697	4,127,596
Perusahaan Gas Negara Persero	9,413,873	2,783,625
Telekomunikasi Indonesia Persero	22,059,494	4,794,302

		15,573,170

COMMON STOCK — continued
	Shares	Value
JERSEY — 1.4%
Randgold Resources	66,103	$3,986,723

MALAYSIA — 1.5%
British American Tobacco Malaysia	246,785	4,355,599

MEXICO — 6.0%
Fomento Economico Mexicano ADR	46,918	4,252,648
Genomma Lab Internacional, Cl B*	4,023,415	3,745,615
Kimberly-Clark de Mexico, Cl A	2,070,297	4,806,815
Wal-Mart de Mexico	1,692,852	4,103,820

		16,908,898

PANAMA — 1.2%
Copa Holdings, Cl A	45,411	3,429,893

PERU — 1.6%
Credicorp	33,691	4,443,843

PHILIPPINES — 1.6%
Ayala Land	5,481,092	4,482,187

POLAND — 1.1%
Powszechna Kasa Oszczednosci Bank Polski	406,059	3,145,474

SOUTH AFRICA — 3.9%
AVI	523,845	3,304,506
Impala Platinum Holdings	339,988	1,223,127
Massmart Holdings	236,759	2,517,269
MTN Group	231,803	3,866,361

		10,911,263

SOUTH KOREA — 6.9%
BNK Financial Group	244,485	2,872,853
Halla Visteon Climate Control	123,563	3,838,410
Hankook Tire	107,150	3,717,720
Korea Kolmar	54,602	4,782,895
Samsung Electronics	4,123	4,175,324

		19,387,202

TAIWAN — 7.4%
Giant Manufacturing	493,962	4,169,611
Largan Precision	57,133	5,799,891
Taiwan Semiconductor Manufacturing	1,372,977	6,066,557
Tripod Technology	2,192,758	3,444,904
TSRC*	2,225,700	1,547,412

		21,028,375

THAILAND — 6.6%
Central Pattana	1,456,548	1,952,671
Kasikornbank	806,975	4,076,081
PTT Exploration & Production	882,561	2,341,309

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD EMERGING MARKETS FUND
JULY 31, 2015 (Unaudited)

COMMON STOCK — continued
	Shares	Value
THAILAND — continued
Siam Cement	326,392	$4,881,202
Thai Union Frozen Products PLC	10,297,209	5,521,840

		18,773,103

TURKEY — 8.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi REIT	4,110,189	3,856,408
Enka Insaat ve Sanayi	2,323,627	4,209,378
Ford Otomotiv Sanayi	269,806	3,213,019
Koza Altin Isletmeleri	459,490	3,855,199
TAV Havalimanlari Holding	519,123	3,952,761
Tupras Turkiye Petrol Rafinerileri	141,910	3,687,171

		22,773,936

UNITED KINGDOM — 1.5%
SABMiller	77,766	4,085,948

Total Common Stock (Cost $268,494,932)		248,619,304

EQUITY LINKED NOTES — 9.9%
INDIA — 9.9%
JPMorgan (convertible to Bharat Forge) 04/22/2019*	292,840	5,218,409
JPMorgan (convertible to Bharat Heavy Electricals) 02/16/2017*	158,816	686,085
JPMorgan (convertible to Bharat Heavy Electricals) 03/28/2016*	1,111,139	4,800,120
JPMorgan (convertible to Oil & Natural Gas Corporation) 02/08/2017*	69,334	294,670
JPMorgan (convertible to Oil & Natural Gas Corporation) 06/08/2017*	656,834	2,791,544
JPMorgan (convertible to Reliance Industries) 02/07/2017*	36,030	560,267
JPMorgan (convertible to Reliance Industries) 05/22/2019*	278,600	4,332,230
JPMorgan (convertible to Tata Consultancy Services) 03/07/2017*	121,104	4,741,222
JPMorgan (convertible to Tata Consultancy) 02/07/2017*	16,676	652,865
JPMorgan (convertible to Titan Industries) 8/24/2016	673,451	3,380,724
JPMorgan (convertible to Titan Industries) 8/14/2017*	90,956	456,599

Total Equity Linked Notes (Cost $29,131,766)		27,914,735

SHORT-TERM INVESTMENT — 2.3%
	Shares	Value
SEI Daily Income Trust, Government Fund, Cl A, 0.020% (A) (Cost $6,373,393)	6,373,393	$6,373,393

Total Investments — 100.2% (Cost $304,000,091) †		$282,907,432

Percentages are based upon Net Assets of $282,447,731.

†	At July 31, 2015, the tax basis cost of the Fund’s investments was $304,000,091, and the unrealized appreciation and depreciation were $8,670,668 and $(29,763,327) respectively.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of July 31, 2015.

ADR – American Depository Receipt

Cl – Class

PLC – Public Limited Company

REIT – Real Estate Investment Trust

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Common Stock
Argentina	$3,065,232	$—	$—	$3,065,232
Brazil	23,261,480	—	—	23,261,480
Chile	3,844,941	—	—	3,844,941
China	5,764,132	—	—	5,764,132
Egypt	—	5,482,775	—	5,482,775
Georgia	5,371,417	—	—	5,371,417
Hong Kong	48,543,713	—	—	48,543,713
Indonesia	15,573,170	—	—	15,573,170
Jersey	3,986,723	—	—	3,986,723
Malaysia	4,355,599	—	—	4,355,599
Mexico	16,908,898	—	—	16,908,898
Panama	3,429,893	—	—	3,429,893
Peru	4,443,843	—	—	4,443,843
Philippines	4,482,187	—	—	4,482,187
Poland	3,145,474	—	—	3,145,474
South Africa	10,911,263	—	—	10,911,263
South Korea	19,387,202	—	—	19,387,202
Taiwan	21,028,375	—	—	21,028,375
Thailand	18,773,103	—	—	18,773,103
Turkey	22,773,936	—	—	22,773,936
United Kingdom	4,085,948	—	—	4,085,948

Total Common Stock	243,136,529	5,482,775	—	248,619,304

Equity Linked Notes
India	—	27,914,735	—	27,914,735

Total Equity Linked Notes	—	27,914,735	—	27,914,735

Short-Term Investment	6,373,393	—	—	6,373,393

Total Investments in Securities	$249,509,922	$33,397,510	$—	$282,907,432

‡	Represents securities trading primarily outside of the United States, the values of which were adjusted as a result of closed exchanges.

Amounts designated as “—” are $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD EMERGING MARKETS FUND
JULY 31, 2015 (Unaudited)

For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2015, there were no level 3 securities.

WHG-QH-013-0600

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JULY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 90.6%
	Face Amount	Value
CONSUMER DISCRETIONARY — 21.4%
99 Cents Only Stores 11.000%, 12/15/19	$495,000	$405,900
Academy 9.250%, 08/01/19 (A)	205,000	214,481
ADT 2.250%, 07/15/17	580,000	577,825
Albea Beauty Holdings 8.375%, 11/01/19 (A)	420,000	446,250
AMC Networks 7.750%, 07/15/21	650,000	702,000
Ashtead Capital 6.500%, 07/15/22 (A)	350,000	367,941
Avis Budget Car Rental 3.033%, 12/01/17 (B)	815,000	817,037
Beazer Homes USA
8.125%, 06/15/16	140,000	145,950
6.625%, 04/15/18	505,000	520,150
Boyd Gaming 9.000%, 07/01/20	260,000	282,750
Cablevision Systems 8.625%, 09/15/17	768,000	843,840
Carlson Wagonlit 6.875%, 06/15/19 (A)	425,000	447,312
CCO Holdings
7.375%, 06/01/20	275,000	290,869
7.000%, 01/15/19	321,000	333,439
6.500%, 04/30/21	405,000	423,478
Cequel Communications Holdings I 6.375%, 09/15/20 (A)	505,000	508,787
Chinos Intermediate Holdings A 7.750%, 05/01/19 (A)	580,000	395,850
Cinemark USA 7.375%, 06/15/21	250,000	265,000
CSC Holdings 7.875%, 02/15/18	315,000	345,713
DISH DBS
4.625%, 07/15/17	500,000	513,125
4.250%, 04/01/18	350,000	356,125
Entercom Radio 10.500%, 12/01/19	415,000	441,975
Family Tree Escrow 5.250%, 03/01/20 (A)	485,000	511,675
FTI Consulting 6.750%, 10/01/20	450,000	467,438
Gannett 5.125%, 10/15/19	550,000	573,375
Goodyear Tire & Rubber 8.250%, 08/15/20	350,000	365,750
Hertz 7.500%, 10/15/18	335,000	345,050
Hilton Worldwide Finance 5.625%, 10/15/21	650,000	676,812

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER DISCRETIONARY — continued
Hot Topic 9.250%, 06/15/21 (A)	$325,000	$333,125
Isle of Capri Casinos 8.875%, 06/15/20	340,000	367,200
Jarden 7.500%, 05/01/17	735,000	800,231
K Hovnanian Enterprises 7.250%, 10/15/20 (A)	580,000	585,800
KB Home 9.100%, 09/15/17	635,000	708,025
L Brands 6.900%, 07/15/17	300,000	328,125
Lamar Media 5.875%, 02/01/22	215,000	224,138
Lennar
6.500%, 04/15/16	275,000	282,562
4.750%, 12/15/17	325,000	338,000
Live Nation Entertainment 7.000%, 09/01/20 (A)	780,000	828,750
MGM Resorts International
11.375%, 03/01/18	300,000	354,000
7.625%, 01/15/17	925,000	982,812
7.500%, 06/01/16	496,000	517,080
Michaels Stores 5.875%, 12/15/20 (A)	300,000	315,000
NCL
5.250%, 11/15/19 (A)	335,000	346,725
5.000%, 02/15/18	505,000	513,838
NES Rentals Holdings 7.875%, 05/01/18 (A)	550,000	550,000
Nexstar Broadcasting 6.875%, 11/15/20	319,000	338,140
Nielsen Finance 4.500%, 10/01/20	430,000	438,600
Numericable-SFR SAS 4.875%, 05/15/19 (A)	510,000	517,650
Petco Animal Supplies 9.250%, 12/01/18 (A)	425,000	443,063
Pinnacle Entertainment
8.750%, 05/15/20	650,000	684,125
7.500%, 04/15/21	700,000	743,750
Sabre Holdings 8.350%, 03/15/16	310,000	320,075
Scientific Games 8.125%, 09/15/18	500,000	482,500
Serta Simmons Holdings 8.125%, 10/01/20 (A)	660,000	700,425
Service Corp International 7.000%, 06/15/17	620,000	669,600
Sirius XM Radio 5.875%, 10/01/20 (A)	390,000	409,500
Standard Pacific 8.375%, 05/15/18	385,000	439,863

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JULY 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER DISCRETIONARY — continued
Station Casinos 7.500%, 03/01/21	$485,000	$517,738
Toys R Us Property II 8.500%, 12/01/17	365,000	363,175
United Rentals North America
7.625%, 04/15/22	710,000	771,238
7.375%, 05/15/20	275,000	292,531
Univision Communications 6.750%, 09/15/22 (A)	870,000	935,250
Viking Cruises 8.500%, 10/15/22 (A)	325,000	361,156
William Lyon Homes 8.500%, 11/15/20	625,000	673,438

		31,063,125

CONSUMER STAPLES — 4.0%
Aramark Services 5.750%, 03/15/20	620,000	647,900
Diamond Foods 7.000%, 03/15/19 (A)	335,000	342,537
JBS Investments GmbH 7.750%, 10/28/20 (A)	405,000	437,400
JBS USA 8.250%, 02/01/20 (A)	660,000	699,600
Landry’s 9.375%, 05/01/20 (A)	670,000	718,575
Rite Aid
9.250%, 03/15/20	540,000	586,683
6.750%, 06/15/21	260,000	276,250
Smithfield Foods
7.750%, 07/01/17	411,000	451,586
5.250%, 08/01/18 (A)	325,000	331,988
Spectrum Brands 6.375%, 11/15/20	400,000	426,000
SUPERVALU 8.000%, 05/01/16	420,000	435,750
US Foods 8.500%, 06/30/19	410,000	427,425

		5,781,694

ENERGY — 5.6%
Alta Mesa Holdings 9.625%, 10/15/18	380,000	279,300
BreitBurn Energy Partners 8.625%, 10/15/20	380,000	288,800
Chaparral Energy
9.875%, 10/01/20	245,000	165,988
8.250%, 09/01/21	135,000	81,000
Energy Transfer Equity 7.500%, 10/15/20	150,000	168,000
Energy XXI 9.250%, 12/15/17	380,000	146,300
Energy XXI Gulf Coast 7.750%, 06/15/19	390,000	97,500

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
EP Energy 9.375%, 05/01/20	$710,000	$733,075
EXCO Resources 7.500%, 09/15/18	430,000	193,500
Exterran Holdings 7.250%, 12/01/18	610,000	620,675
Gulfport Energy 7.750%, 11/01/20	430,000	440,750
Halcon Resources
9.750%, 07/15/20	260,000	140,400
8.625%, 02/01/20 (A)	95,000	90,725
Hilcorp Energy I 7.625%, 04/15/21 (A)	425,000	437,750
Laredo Petroleum 7.375%, 05/01/22	145,000	147,537
Linn Energy 8.625%, 04/15/20	520,000	319,800
Northern Oil and Gas 8.000%, 06/01/20	325,000	286,000
Penn Virginia 7.250%, 04/15/19	505,000	215,888
Sabine Oil & Gas 9.750%, 02/15/17	495,000	74,250
SandRidge Energy 8.750%, 01/15/20	528,000	174,900
Sunoco 5.500%, 08/01/20 (A)	490,000	498,575
Swift Energy
8.875%, 01/15/20	270,000	70,200
7.125%, 06/01/17	359,000	132,830
Talos Production 9.750%, 02/15/18 (A)	655,000	520,725
Targa Resources Partners 4.125%, 11/15/19 (A)	350,000	350,000
W&T Offshore 8.500%, 06/15/19	475,000	288,563
Whiting Canadian Holding ULC 8.125%, 12/01/19	682,000	703,312
Whiting Petroleum 6.500%, 10/01/18	455,000	456,365

		8,122,708

FINANCIAL SERVICES — 10.6%
AerCap Ireland Capital
4.250%, 07/01/20	420,000	423,675
2.750%, 05/15/17 (A)	465,000	462,675
Aircastle
6.750%, 04/15/17	785,000	837,987
4.625%, 12/15/18	260,000	271,342
Alliance Data Systems 5.250%, 12/01/17 (A)	250,000	259,688
Ally Financial
6.250%, 12/01/17	150,000	160,500
4.750%, 09/10/18	350,000	363,125

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JULY 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIAL SERVICES — continued
3.500%, 07/18/16	$565,000	$572,769
2.750%, 01/30/17	500,000	501,250
Alphabet Holding 7.750%, 11/01/17	195,000	195,244
American Equity Investment Life Holding 6.625%, 07/15/21	275,000	288,750
Chrysler Group 8.250%, 06/15/21	750,000	812,812
CIT Group
5.250%, 03/15/18	200,000	207,500
5.000%, 05/15/17	875,000	905,625
Fiat Chrysler Automobiles 4.500%, 04/15/20	435,000	440,438
General Motors Financial 4.750%, 08/15/17	575,000	602,505
HRG Group 7.875%, 07/15/19	275,000	290,652
Hub Holdings 8.125%, 07/15/19 (A)	410,000	410,000
Icahn Enterprises
4.875%, 03/15/19	360,000	371,250
3.500%, 03/15/17	795,000	803,348
International Lease Finance
8.750%, 03/15/17	560,000	610,747
8.625%, 09/15/15	399,000	401,494
3.875%, 04/15/18	330,000	333,713
Nationstar Mortgage 9.625%, 05/01/19	780,000	822,900
Navient MTN
8.450%, 06/15/18	160,000	172,800
6.000%, 01/25/17	700,000	713,562
4.625%, 09/25/17	280,000	278,250
NewStar Financial 7.250%, 05/01/20 (A)	280,000	284,200
OneMain Financial Holdings 6.750%, 12/15/19 (A)	515,000	539,463
Realogy Group
7.625%, 01/15/20 (A)	245,000	258,781
3.375%, 05/01/16 (A)	507,000	509,535
Springleaf Finance MTN
6.900%, 12/15/17	765,000	814,725
5.750%, 09/15/16	507,000	522,818

		15,444,123

HEALTH CARE — 9.6%
Alere 7.250%, 07/01/18	680,000	713,320
Centene 5.750%, 06/01/17	500,000	525,375
CHS
8.000%, 11/15/19	850,000	893,553
5.125%, 08/15/18	350,000	358,750
Convatec Healthcare 10.500%, 12/15/18 (A)	400,000	421,000

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
HEALTH CARE — continued
DaVita HealthCare Partners 5.750%, 08/15/22	$250,000	$266,250
Endo Finance 7.250%, 12/15/20 (A)	250,000	262,500
Fresenius Medical Care US Finance 6.875%, 07/15/17	500,000	545,000
HCA 8.000%, 10/01/18	735,000	848,925
Health Net 6.375%, 06/01/17	515,000	549,762
HealthSouth 7.750%, 09/15/22	350,000	365,386
IASIS Healthcare 8.375%, 05/15/19	570,000	593,512
Immucor 11.125%, 08/15/19	670,000	703,500
Jaguar Holding II 9.500%, 12/01/19 (A)	565,000	601,725
Kinetic Concepts 10.500%, 11/01/18	705,000	749,944
Mallinckrodt International Finance 4.875%, 04/15/20 (A)	430,000	442,534
MedAssets 8.000%, 11/15/18	480,000	495,000
NBTY 9.000%, 10/01/18	560,000	576,800
Prospect Medical Holdings 8.375%, 05/01/19 (A)	680,000	720,800
Tenet Healthcare
8.000%, 08/01/20	825,000	860,063
3.786%, 06/15/20 (A),(B)	230,000	236,613
Valeant Pharmaceuticals International
7.500%, 07/15/21 (A)	250,000	271,250
6.750%, 08/15/18 (A)	700,000	735,438
6.375%, 10/15/20 (A)	660,000	695,475
WellCare Health Plans 5.750%, 11/15/20	475,000	498,750

		13,931,225

MATERIALS & PROCESSING — 10.3%
AK Steel 8.750%, 12/01/18	380,000	385,700
Aleris International 7.625%, 02/15/18	598,000	603,158
ArcelorMittal 5.250%, 02/25/17	799,000	825,966
Ardagh Packaging Finance
9.125%, 10/15/20 (A)	600,000	629,250
3.286%, 12/15/19 (A),(B)	370,000	364,999
Ashland 3.875%, 04/15/18	325,000	334,929
BlueScope Steel Finance 7.125%, 05/01/18 (A)	465,000	463,838

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JULY 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
MATERIALS & PROCESSING — continued
Boise Cascade 6.375%, 11/01/20	$625,000	$657,031
CEMEX Espana 9.875%, 04/30/19 (A)	550,000	602,250
Commercial Metals
7.350%, 08/15/18	520,000	561,600
6.500%, 07/15/17	450,000	479,250
Coveris Holding 10.000%, 06/01/18 (A)	605,000	632,225
Coveris Holdings 7.875%, 11/01/19 (A)	280,000	276,413
Crown Americas 6.250%, 02/01/21	430,000	451,070
Global Brass & Copper 9.500%, 06/01/19	450,000	490,500
Hexion US Finance 8.875%, 02/01/18	420,000	365,400
INEOS Group Holdings 6.125%, 08/15/18 (A)	430,000	437,525
Kaiser Aluminum 8.250%, 06/01/20	505,000	544,769
Lafarge 6.500%, 07/15/16	265,000	277,211
Millar Western Forest Products 8.500%, 04/01/21	665,000	625,100
Novelis
8.750%, 12/15/20	605,000	638,275
8.375%, 12/15/17	830,000	859,050
OMNOVA Solutions 7.875%, 11/01/18	360,000	365,400
Perstorp Holding 8.750%, 05/15/17 (A)	360,000	372,600
Polymer Group 7.750%, 02/01/19	467,000	478,675
Reynolds Group Issuer
8.250%, 02/15/21	280,000	290,500
7.125%, 04/15/19	415,000	426,413
5.750%, 10/15/20	330,000	341,550
Sappi Papier Holding GmbH 7.750%, 07/15/17 (A)	675,000	725,625
Steel Dynamics 6.125%, 08/15/19	350,000	367,500

		14,873,772

PRODUCER DURABLES — 12.9%
Air Canada
8.750%, 04/01/20 (A)	355,000	392,275
6.750%, 10/01/19 (A)	695,000	736,700
Algeco Scotsman Global Finance 8.500%, 10/15/18 (A)	565,000	527,278
American Axle & Manufacturing
6.625%, 10/15/22	285,000	297,825
5.125%, 02/15/19	340,000	345,950

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
PRODUCER DURABLES — continued
Aviation Capital Group 3.875%, 09/27/16 (A)	$400,000	$406,036
BlueLine Rental Finance 7.000%, 02/01/19 (A)	500,000	497,500
Bombardier 7.500%, 03/15/18 (A)	250,000	252,344
Casella Waste Systems 7.750%, 02/15/19	685,000	696,652
CNH Capital
3.875%, 11/01/15	450,000	450,563
3.250%, 02/01/17	725,000	728,625
CNH Industrial Capital 3.875%, 07/16/18 (A)	235,000	236,762
Continental Airlines 2009-1 Pass Through Trust 9.000%, 07/08/16	222,606	236,519
Continental Airlines 2012-3 Class C Pass Thru Certificates 6.125%, 04/29/18	340,000	355,300
Covanta Holding 7.250%, 12/01/20	700,000	733,250
Dana Holding 6.750%, 02/15/21	515,000	542,037
Dycom Investments 7.125%, 01/15/21	375,000	392,812
HD Supply
11.500%, 07/15/20	350,000	406,654
7.500%, 07/15/20	600,000	640,500
JB Poindexter 9.000%, 04/01/22 (A)	380,000	411,350
Koppers 7.875%, 12/01/19	215,000	218,685
Kratos Defense & Security Solutions 7.000%, 05/15/19	405,000	365,006
Louisiana-Pacific 7.500%, 06/01/20	515,000	545,900
Manitowoc 8.500%, 11/01/20	461,000	484,626
MDC Partners 6.750%, 04/01/20 (A)	250,000	247,500
Navistar International 8.250%, 11/01/21	390,000	368,312
Nortek 8.500%, 04/15/21	490,000	524,300
Park-Ohio Industries 8.125%, 04/01/21	610,000	649,650
Schaeffler Holding Finance BV 6.875%, 08/15/18 (A)	525,000	543,375
SPL Logistics Escrow 8.875%, 08/01/20 (A)	615,000	656,512
Standard Pacific 10.750%, 09/15/16	345,000	376,913

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JULY 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
PRODUCER DURABLES — continued
TransDigm 7.500%, 07/15/21	$375,000	$401,625
Tutor Perini 7.625%, 11/01/18	625,000	639,063
United Continental Holdings 6.375%, 06/01/18	400,000	420,000
US Airways 2012-1 Class C Pass-Through Trust 9.125%, 10/01/15	84,519	85,364
US Airways Group 6.125%, 06/01/18	500,000	522,500
USG 6.300%, 11/15/16	827,000	862,975
Waterjet Holdings 7.625%, 02/01/20 (A)	435,000	446,963
Xerium Technologies 8.875%, 06/15/18	480,000	494,400
XPO Logistics 7.875%, 09/01/19 (A)	275,000	293,906
ZF North America Capital 4.000%, 04/29/20 (A)	285,000	287,494

		18,722,001

REAL ESTATE INVESTMENT TRUST — 1.4%
Iron Mountain 7.750%, 10/01/19	190,000	199,025
iStar Financial
5.875%, 03/15/16	400,000	407,000
4.000%, 11/01/17	385,000	378,263
3.875%, 07/01/16	720,000	721,800
Sabra Health Care 5.500%, 02/01/21	300,000	311,250

		2,017,338

TECHNOLOGY — 4.9%
Activision Blizzard 5.625%, 09/15/21 (A)	400,000	420,000
CDW 6.000%, 08/15/22	270,000	282,150
Dell
5.650%, 04/15/18	25,000	26,281
3.100%, 04/01/16	570,000	571,425
Emdeon 11.000%, 12/31/19	865,000	936,362
First Data
12.625%, 01/15/21	465,000	538,237
8.250%, 01/15/21 (A)	565,000	598,194
7.375%, 06/15/19 (A)	200,000	208,620
6.750%, 11/01/20 (A)	370,000	391,275
Freescale Semiconductor 6.000%, 01/15/22 (A)	460,000	480,700
Interactive Data 5.875%, 04/15/19 (A)	435,000	441,525

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
TECHNOLOGY — continued
j2 Global 8.000%, 08/01/20	$285,000	$306,731
NXP BV
5.750%, 02/15/21 (A)	200,000	208,624
3.750%, 06/01/18 (A)	315,000	318,938
3.500%, 09/15/16 (A)	535,000	539,681
SunGard Data Systems
7.625%, 11/15/20	250,000	262,188
7.375%, 11/15/18	550,000	567,600

		7,098,531

UTILITIES — 9.9%
AES 3.283%, 06/01/19 (B)	380,000	376,200
Alcatel-Lucent USA
8.875%, 01/01/20 (A)	365,000	396,937
4.625%, 07/01/17 (A)	390,000	402,675
Altice Financing 7.875%, 12/15/19 (A)	200,000	210,500
Altice Finco 9.875%, 12/15/20 (A)	365,000	405,150
Calpine 7.875%, 01/15/23 (A)	375,000	402,422
CenturyLink
6.000%, 04/01/17	305,000	319,488
5.150%, 06/15/17	70,000	72,625
Cincinnati Bell 8.375%, 10/15/20	620,000	650,225
CommScope 4.375%, 06/15/20 (A)	575,000	578,594
CPI International 8.750%, 02/15/18	425,000	433,500
Dynegy 6.750%, 11/01/19 (A)	335,000	345,887
Frontier Communications
8.250%, 04/15/17	625,000	671,875
8.125%, 10/01/18	285,000	306,375
Intelsat Jackson Holdings 7.250%, 04/01/19	706,000	699,823
Intelsat Luxembourg 6.750%, 06/01/18	175,000	163,625
Level 3 Financing
8.625%, 07/15/20	300,000	320,250
7.000%, 06/01/20	200,000	211,000
6.125%, 01/15/21	275,000	288,406
3.914%, 01/15/18 (B)	530,000	535,300
NRG Energy
8.250%, 09/01/20	685,000	713,427
7.875%, 05/15/21	615,000	647,669
SBA Telecommunications 5.750%, 07/15/20	425,000	444,125
Sprint Communications
9.125%, 03/01/17	795,000	841,706
8.375%, 08/15/17	560,000	592,200
6.000%, 12/01/16	440,000	449,075

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JULY 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
UTILITIES — continued
Telesat Canada 6.000%, 05/15/17 (A)	$750,000	$762,656
T-Mobile USA
6.542%, 04/28/20	805,000	847,987
6.464%, 04/28/19	400,000	412,500
Virgin Media Secured Finance 5.375%, 04/15/21 (A)	283,500	291,651
Windstream 7.875%, 11/01/17	590,000	597,375

		14,391,228

Total Corporate Obligations (Cost $137,036,707)		131,445,745

Total Investments — 90.6% (Cost $137,036,707) †		$131,445,745

Percentages are based upon Net Assets of $145,130,573.

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under the guidelines established by the board of Trustees.

(B)	Floating rate security – Rate disclosed is the rate in effect on July 31, 2015.

MTN – Medium Term Note

†	At July 31, 2015, the tax basis cost of the Fund’s investments was $137,036,707, and the unrealized appreciation and depreciation were $256,884 and $(5,847,846), respectively.

As of July 31, 2015, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between Levels are considered to have occurred as of the end of the period. For the period ended July 31, 2015, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-012-0800

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD OPPORTUNISTIC HIGH YIELD FUND
JULY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 93.1%
	Face Amount	Value
CONSUMER DISCRETIONARY — 16.6%
ACCO Brands 6.750%, 04/30/20	$25,000	$26,500
Ahern Rentals 7.375%, 05/15/23 (A)	5,000	4,725
Albea Beauty Holdings 8.375%, 11/01/19 (A)	20,000	21,250
Boyd Gaming 9.000%, 07/01/20	15,000	16,313
Cablevision Systems 8.625%, 09/15/17	20,000	21,975
Caleres 6.250%, 08/15/23 (A)	5,000	5,050
Carmike Cinemas 6.000%, 06/15/23 (A)	10,000	10,200
Carrols Restaurant Group 8.000%, 05/01/22 (A)	10,000	10,500
CCO Holdings 5.375%, 05/01/25 (A)	5,000	4,925
CCO Safari II 6.484%, 10/23/45 (A)	5,000	5,175
CEB 5.625%, 06/15/23 (A)	5,000	5,013
Chinos Intermediate Holdings A 7.750%, 05/01/19 (A)	10,000	6,825
CSC Holdings 5.250%, 06/01/24	7,000	6,484
DISH DBS
7.875%, 09/01/19	10,000	11,188
6.750%, 06/01/21	10,000	10,575
Dollar Tree 5.750%, 03/01/23 (A)	5,000	5,275
FTI Consulting 6.000%, 11/15/22	12,000	12,660
Hot Topic 9.250%, 06/15/21 (A)	5,000	5,125
Interval Acquisition 5.625%, 04/15/23 (A)	5,000	5,025
Isle of Capri Casinos 5.875%, 03/15/21	15,000	15,562
L Brands 6.900%, 07/15/17	20,000	21,875
Live Nation Entertainment 5.375%, 06/15/22 (A)	15,000	15,037
MDC Partners 6.750%, 04/01/20 (A)	15,000	14,850
Mediacom 7.250%, 02/15/22	20,000	20,700
Men’s Wearhouse 7.000%, 07/01/22	25,000	26,625
MGM Resorts International 10.000%, 11/01/16	15,000	16,275

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER DISCRETIONARY — continued
NCL 5.250%, 11/15/19 (A)	$15,000	$15,525
Neiman Marcus Group
8.750%, 10/15/21 (A)	10,000	10,725
8.000%, 10/15/21 (A)	10,000	10,600
Netflix 5.875%, 02/15/25 (A)	20,000	21,000
Numericable-SFR SAS 6.000%, 05/15/22 (A)	20,000	20,350
Outfront Media Capital 5.875%, 03/15/25	10,000	10,275
Regal Entertainment Group 5.750%, 03/15/22	10,000	10,250
rue21 inc 9.000%, 10/15/21 (A)	20,000	17,300
Sabre GLBL 5.375%, 04/15/23 (A)	5,000	4,975
Scientific Games International
10.000%, 12/01/22	10,000	9,712
6.625%, 05/15/21	5,000	3,975
Serta Simmons Holdings 8.125%, 10/01/20 (A)	15,000	15,919
Sirius XM Radio 6.000%, 07/15/24 (A)	25,000	26,062
Sonic Automotive 7.000%, 07/15/22	20,000	21,600
Station Casinos 7.500%, 03/01/21	20,000	21,350
TEGNA 5.125%, 07/15/20	5,000	5,213
TMS International 7.625%, 10/15/21 (A)	15,000	14,542
Tops Holding 8.000%, 06/15/22 (A)	5,000	4,962
Townsquare Media 6.500%, 04/01/23 (A)	10,000	9,950
United Rentals North America
8.250%, 02/01/21	5,000	5,321
5.500%, 07/15/25	7,000	6,694
Univision Communications
8.500%, 05/15/21 (A)	25,000	26,359
5.125%, 02/15/25 (A)	5,000	5,013
Viking Cruises 6.250%, 05/15/25 (A)	15,000	14,887
WMG Acquisition 6.750%, 04/15/22 (A)	10,000	9,650

		647,916

CONSUMER STAPLES — 5.2%
Aramark Services 5.750%, 03/15/20	25,000	26,125
Constellation Brands 4.250%, 05/01/23	25,000	25,000

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD OPPORTUNISTIC HIGH YIELD FUND
JULY 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
CONSUMER STAPLES — continued
Cott Beverages 6.750%, 01/01/20 (A)	$10,000	$10,412
Hearthside Group Holdings 6.500%, 05/01/22 (A)	20,000	19,200
JBS USA 5.750%, 06/15/25 (A)	15,000	14,864
Landry’s 9.375%, 05/01/20 (A)	22,000	23,595
Rite Aid
9.250%, 03/15/20	25,000	27,161
6.750%, 06/15/21	5,000	5,313
Ruby Tuesday 7.625%, 05/15/20	25,000	25,750
Smithfield Foods 7.750%, 07/01/17	20,000	21,975
Spectrum Brands 5.750%, 07/15/25 (A)	5,000	5,149

		204,544

ENERGY — 11.8%
Alta Mesa Holdings 9.625%, 10/15/18	10,000	7,350
Antero Resources 5.625%, 06/01/23 (A)	20,000	19,250
Approach Resources 7.000%, 06/15/21	15,000	12,713
Basic Energy Services 7.750%, 02/15/19	5,000	3,738
Blue Racer Midstream 6.125%, 11/15/22 (A)	15,000	15,263
Bonanza Creek Energy 6.750%, 04/15/21	10,000	8,650
BreitBurn Energy Partners 7.875%, 04/15/22	15,000	10,350
Carrizo Oil & Gas 7.500%, 09/15/20	15,000	15,075
Chaparral Energy 7.625%, 11/15/22	15,000	8,775
Chesapeake Energy 6.625%, 08/15/20	10,000	8,950
Comstock Resources 10.000%, 03/15/20 (A)	10,000	8,825
Concho Resources
7.000%, 01/15/21	5,000	5,213
5.500%, 04/01/23	5,000	5,000
Endeavor Energy Resources 8.125%, 09/15/23 (A)	5,000	4,972
Energy XXI Gulf Coast
11.000%, 03/15/20 (A)	10,000	7,550
7.500%, 12/15/21	10,000	2,050
EP Energy
9.375%, 05/01/20	10,000	10,325
6.375%, 06/15/23 (A)	10,000	9,350

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
EXCO Resources 8.500%, 04/15/22	$5,000	$1,700
Gulfport Energy 6.625%, 05/01/23 (A)	5,000	5,000
Halcon Resources 8.875%, 05/15/21	15,000	7,800
Hilcorp Energy I
7.625%, 04/15/21 (A)	10,000	10,300
5.000%, 12/01/24 (A)	15,000	13,950
Laredo Petroleum
7.375%, 05/01/22	20,000	20,350
6.250%, 03/15/23	5,000	4,962
Legacy Reserves 8.000%, 12/01/20	25,000	21,000
Light Tower Rentals 8.125%, 08/01/19 (A)	10,000	7,625
Linn Energy
8.625%, 04/15/20	10,000	6,150
7.750%, 02/01/21	5,000	2,925
Matador Resources 6.875%, 04/15/23 (A)	5,000	5,094
Northern Oil and Gas 8.000%, 06/01/20 (A)	15,000	13,200
Oasis Petroleum
7.250%, 02/01/19	5,000	4,850
6.875%, 03/15/22	5,000	4,600
PDC Energy 7.750%, 10/15/22	10,000	10,312
Penn Virginia 7.250%, 04/15/19	10,000	4,275
Range Resources 4.875%, 05/15/25 (A)	5,000	4,800
Regency Energy Partners 6.500%, 07/15/21	10,000	10,450
Rex Energy 6.250%, 08/01/22	10,000	7,000
Royal Bank of Scotland Group 6.125%, 12/15/22	15,000	16,101
SandRidge Energy 7.500%, 03/15/21	10,000	3,000
SM Energy 6.500%, 01/01/23	10,000	10,025
Sunoco
6.375%, 04/01/23 (A)	5,000	5,138
5.500%, 08/01/20 (A)	10,000	10,175
Swift Energy 7.875%, 03/01/22	20,000	5,000
Talos Production 9.750%, 02/15/18 (A)	17,000	13,515
Targa Resources Partners
5.250%, 05/01/23	10,000	9,875
5.000%, 01/15/18 (A)	10,000	10,350
Tesoro Logistics 5.500%, 10/15/19 (A)	10,000	10,350

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD OPPORTUNISTIC HIGH YIELD FUND
JULY 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY — continued
Vanguard Natural Resources 7.875%, 04/01/20	$15,000	$13,392
Whiting Petroleum 5.000%, 03/15/19	10,000	9,600
WPX Energy
7.500%, 08/01/20	5,000	5,075
6.000%, 01/15/22	10,000	9,350

		460,688

FINANCIAL SERVICES — 9.5%
Aircastle 5.125%, 03/15/21	20,000	20,600
Ally Financial
8.000%, 11/01/31	5,000	5,975
5.500%, 02/15/17	25,000	26,094
4.125%, 03/30/20	15,000	15,112
Argos Merger Sub 7.125%, 03/15/23 (A)	5,000	5,288
CIT Group
5.375%, 05/15/20	15,000	15,853
5.000%, 05/15/17	10,000	10,350
CNO Financial Group 4.500%, 05/30/20	10,000	10,325
Energy Transfer Equity 7.500%, 10/15/20	10,000	11,200
HUB International 7.875%, 10/01/21 (A)	15,000	15,319
Icahn Enterprises 6.000%, 08/01/20	15,000	15,787
International Lease Finance
8.250%, 12/15/20	10,000	11,975
5.750%, 05/15/16	25,000	25,625
Kennedy-Wilson 5.875%, 04/01/24	20,000	19,825
Liberty Mutual Group 7.800%, 03/15/37 (A)	10,000	11,850
Nationstar Mortgage 6.500%, 07/01/21	10,000	9,622
NewStar Financial 7.250%, 05/01/20 (A)	10,000	10,150
OneMain Financial Holdings 7.250%, 12/15/21 (A)	25,000	26,094
Oppenheimer Holdings 8.750%, 04/15/18	25,000	26,000
Quicken Loans 5.750%, 05/01/25 (A)	10,000	9,675
Realogy Group
5.250%, 12/01/21 (A)	10,000	10,250
3.375%, 05/01/16 (A)	20,000	20,100
Springleaf Finance
6.900%, 12/15/17	5,000	5,325
5.250%, 12/15/19	17,000	17,148
USI 7.750%, 01/15/21 (A)	10,000	10,087

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
FINANCIAL SERVICES — continued
Wayne Merger Sub 8.250%, 08/01/23 (A)	$5,000	$5,000

		370,629

HEALTH CARE — 10.0%
Acadia Healthcare 5.125%, 07/01/22	5,000	4,988
Alere 6.375%, 07/01/23 (A)	5,000	5,200
Amsurg 5.625%, 11/30/20	10,000	10,300
Centene 5.750%, 06/01/17	20,000	21,015
CHS
8.000%, 11/15/19	5,000	5,256
5.125%, 08/15/18	20,000	20,500
Concordia Healthcare 7.000%, 04/15/23 (A)	15,000	15,281
ConvaTec Finance International 8.250%, 01/15/19 (A)	15,000	14,813
DJO Finance 10.750%, 04/15/20 (A)	20,000	20,375
DPx Holdings BV 7.500%, 02/01/22 (A)	20,000	21,000
Endo 6.000%, 07/15/23 (A)	10,000	10,400
Endo Finance 7.250%, 12/15/20 (A)	10,000	10,500
Fresenius Medical Care US Finance II 5.875%, 01/31/22 (A)	10,000	10,800
HCA
7.500%, 02/15/22	25,000	29,125
5.000%, 03/15/24	25,000	26,031
IASIS Healthcare 8.375%, 05/15/19	10,000	10,413
Kindred Healthcare 8.750%, 01/15/23 (A)	10,000	11,025
LifePoint Health 6.625%, 10/01/20	15,000	15,562
NBTY 9.000%, 10/01/18	25,000	25,750
Quintiles Transnational 4.875%, 05/15/23 (A)	10,000	10,144
Select Medical 6.375%, 06/01/21	12,000	12,120
Tenet Healthcare
8.000%, 08/01/20	20,000	20,850
6.750%, 06/15/23 (A)	10,000	10,450
Truven Health Analytics 10.625%, 06/01/20	15,000	15,675
Valeant Pharmaceuticals International 7.500%, 07/15/21 (A)	5,000	5,425

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD OPPORTUNISTIC HIGH YIELD FUND
JULY 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
HEALTH CARE — continued
6.750%, 08/15/18 (A)	$10,000	$10,506
6.375%, 10/15/20 (A)	10,000	10,537
6.125%, 04/15/25 (A)	5,000	5,225

		389,266

MATERIALS & PROCESSING — 5.3%
A Schulman 6.875%, 06/01/23 (A)	5,000	5,062
Alcoa 5.950%, 02/01/37	15,000	14,850
ArcelorMittal 6.125%, 06/01/18	10,000	10,586
Aruba Investments 8.750%, 02/15/23 (A)	5,000	5,125
Ashland 4.750%, 08/15/22	25,000	25,219
Cascades 5.750%, 07/15/23 (A)	10,000	9,675
Consolidated Container 10.125%, 07/15/20 (A)	10,000	9,000
Coveris Holdings 7.875%, 11/01/19 (A)	30,000	29,616
INEOS Group Holdings 5.875%, 02/15/19 (A)	10,000	10,087
Nufarm Australia 6.375%, 10/15/19 (A)	5,000	5,075
Optimas OE Solutions Holding 8.625%, 06/01/21 (A)	5,000	4,875
Reynolds Group Issuer
9.875%, 08/15/19	25,000	26,297
5.750%, 10/15/20	10,000	10,350
Sealed Air
6.875%, 07/15/33 (A)	15,000	15,300
6.500%, 12/01/20 (A)	10,000	11,100
Silgan Holdings
5.000%, 04/01/20	15,000	15,338

		207,555

PRODUCER DURABLES — 18.7%
American Airlines Group 5.500%, 10/01/19 (A)	15,000	15,356
American Axle & Manufacturing 7.750%, 11/15/19	15,000	16,913
Amsted Industries 5.000%, 03/15/22 (A)	10,000	9,975
ATS Automation Tooling Systems 6.500%, 06/15/23 (A)	10,000	10,150
Bombardier 7.750%, 03/15/20 (A)	15,000	13,912
Builders FirstSource 10.750%, 08/15/23 (A)	5,000	5,150
Case New Holland Industrial 7.875%, 12/01/17	10,000	11,025

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
PRODUCER DURABLES — continued
Casella Waste Systems 7.750%, 02/15/19	$45,000	$45,766
Century Communities 6.875%, 05/15/22	10,000	9,625
Covanta Holding 5.875%, 03/01/24	15,000	14,775
CPG Merger Sub 8.000%, 10/01/21 (A)	15,000	15,450
DAE Aviation Holdings 10.000%, 07/15/23 (A)	10,000	10,075
Dana Holding 5.500%, 12/15/24	10,000	9,850
DR Horton
4.750%, 05/15/17	10,000	10,454
4.000%, 02/15/20	5,000	5,100
Fiat Chrysler 4.500%, 04/15/20	5,000	5,063
Flexi-Van Leasing 7.875%, 08/15/18 (A)	20,000	20,150
General Motors 6.250%, 10/02/43	20,000	21,837
General Motors Financial 3.500%, 07/10/19	10,000	10,163
Goodyear Tire & Rubber 6.500%, 03/01/21	15,000	15,881
H&E Equipment Services 7.000%, 09/01/22	15,000	14,925
Hardwoods Acquisition 7.500%, 08/01/21 (A)	15,000	14,250
HD Supply
11.000%, 04/15/20	20,000	22,300
7.500%, 07/15/20	15,000	16,013
Interline Brands 10.000%, 11/15/18	20,000	21,090
Jaguar Land Rover Automotive 4.125%, 12/15/18 (A)	20,000	20,200
JB Poindexter 9.000%, 04/01/22 (A)	25,000	27,062
KB Home 7.500%, 09/15/22	12,000	12,420
Kratos Defense & Security Solutions 7.000%, 05/15/19	25,000	22,531
Lennar 12.250%, 06/01/17	15,000	17,550
LMI Aerospace 7.375%, 07/15/19	10,000	9,675
Martin Midstream Partners 7.250%, 02/15/21	10,000	9,600
MPG Holdco I 7.375%, 10/15/22	15,000	15,938
Navistar International 8.250%, 11/01/21	10,000	9,444

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD OPPORTUNISTIC HIGH YIELD FUND
JULY 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
PRODUCER DURABLES — continued
NCI Building Systems 8.250%, 01/15/23 (A)	$10,000	$10,550
Omega US Sub 8.750%, 07/15/23 (A)	10,000	9,700
OPE KAG Finance Sub 7.875%, 07/31/23 (A)	5,000	5,075
Park-Ohio Industries 8.125%, 04/01/21	25,000	26,625
Sanmina 4.375%, 06/01/19 (A)	10,000	10,150
Schaeffler Holding Finance BV 6.250%, 11/15/19 (A)	5,000	5,281
Standard Pacific 10.750%, 09/15/16	25,000	27,312
Tenneco 5.375%, 12/15/24	10,000	10,325
Terex 6.000%, 05/15/21	7,000	7,026
Toll Brothers Finance 6.750%, 11/01/19	15,000	16,875
TransDigm 5.500%, 10/15/20	5,000	4,993
TRI Pointe Holdings 4.375%, 06/15/19	10,000	9,900
US Concrete 8.500%, 12/01/18	15,000	15,863
Waterjet Holdings 7.625%, 02/01/20 (A)	10,000	10,275
Xerium Technologies 8.875%, 06/15/18	10,000	10,300
XPO Logistics
7.875%, 09/01/19 (A)	7,000	7,481
6.500%, 06/15/22 (A)	5,000	4,919
Zebra Technologies 7.250%, 10/15/22 (A)	15,000	16,425
ZF North America Capital 4.000%, 04/29/20 (A)	10,000	10,088

		728,831

REAL ESTATE INVESTMENT TRUST — 2.0%
DuPont Fabros Technology 5.875%, 09/15/21	20,000	20,550
ESH Hospitality 5.250%, 05/01/25 (A)	5,000	4,869
Iron Mountain
7.750%, 10/01/19	20,000	20,950
5.750%, 08/15/24	25,000	25,187
RHP Hotel Properties 5.000%, 04/15/23 (A)	5,000	4,950

		76,506

TECHNOLOGY — 5.3%
Activision Blizzard 6.125%, 09/15/23 (A)	5,000	5,388

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
TECHNOLOGY — continued
Amkor Technology 6.625%, 06/01/21	$20,000	$19,630
Anixter 5.625%, 05/01/19	15,000	15,825
CDW
5.500%, 12/01/24	10,000	10,050
5.000%, 09/01/23	10,000	9,931
Emdeon 11.000%, 12/31/19	20,000	21,650
First Data
11.750%, 08/15/21	10,000	11,350
8.875%, 08/15/20 (A)	10,000	10,475
IMS Health 6.000%, 11/01/20 (A)	20,000	20,700
Infor US 6.500%, 05/15/22 (A)	5,000	5,112
j2 Global 8.000%, 08/01/20	10,000	10,762
Leidos 5.500%, 07/01/33	10,000	9,561
Sensata Technologies 5.625%, 11/01/24 (A)	15,000	15,469
SunGard Data Systems 6.625%, 11/01/19	20,000	20,671
Unisys 6.250%, 08/15/17	20,000	21,050

		207,624

UTILITIES — 8.7%
Aegis Merger Sub 10.250%, 02/15/23 (A)	12,000	12,300
Altice 7.750%, 05/15/22 (A)	10,000	10,075
Blue Coat Holdings 8.375%, 06/01/23 (A)	10,000	10,225
Calpine
7.875%, 01/15/23 (A)	5,000	5,366
5.500%, 02/01/24	15,000	14,550
CenturyLink 5.625%, 04/01/25 (A)	7,000	6,396
Cogent Communications Group 5.375%, 03/01/22 (A)	10,000	9,900
CommScope 5.500%, 06/15/24 (A)	10,000	9,788
CPI International 8.750%, 02/15/18	25,000	25,500
DigitalGlobe 5.250%, 02/01/21 (A)	20,000	19,200
Dynegy 7.625%, 11/01/24 (A)	10,000	10,325
FirstEnergy 7.375%, 11/15/31	20,000	24,535
Frontier Communications 9.000%, 08/15/31	10,000	9,125

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD OPPORTUNISTIC HIGH YIELD FUND
JULY 31, 2015 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount/ Shares	Value
UTILITIES — continued
Intelsat Luxembourg 7.750%, 06/01/21	$25,000	$19,875
Level 3 Financing 8.625%, 07/15/20	15,000	16,013
NRG Energy 7.875%, 05/15/21	15,000	15,797
SBA Communications
5.625%, 10/01/19	7,000	7,332
4.875%, 07/15/22	15,000	14,775
Sprint 7.125%, 06/15/24	20,000	18,300
Talen Energy Supply 6.500%, 06/01/25 (A)	10,000	9,800
TerraForm Power Operating 6.125%, 06/15/25 (A)	5,000	5,012
T-Mobile USA 6.625%, 04/01/23	25,000	26,625
West 5.375%, 07/15/22 (A)	25,000	23,750
Wind Acquisition Finance 4.750%, 07/15/20 (A)	10,000	10,225
Windstream 7.500%, 04/01/23	5,000	4,075

		338,864

Total Corporate Obligations (Cost $3,705,733)		3,632,423

COMMON STOCK — 0.3%
ENERGY — 0.1%
Comstock Resources	1,104	1,391
EXCO Resources	3,200	1,854

		3,245

PRODUCER DURABLES — 0.2%
Navistar International*	150	2,631
Meritor*	365	5,139

		7,770

Total Common Stock (Cost $21,159)		11,015

Total Investments — 93.4% (Cost $3,726,892) †		$3,643,438

Percentages are based upon Net Assets of $3,901,703.

*	Non-income producing security
(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under the guidelines established by the board of Trustees.

†	At July 31, 2015, the tax basis cost of the Fund’s investments was $3,726,893, and the unrealized appreciation and depreciation were $17,208 and $(100,662), respectively.

The following is a summary of the inputs used as of July 31, 2015 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$3,632,423	$—	$3,632,423
Common Stock	11,015	—	—	11,015

Total Investments in Securities	$11,015	$3,632,423	$—	$3,643,438

For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between Levels are considered to have occurred as of the end of the period. For the period ended July 31, 2015, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-017-0200

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD MARKET NEUTRAL INCOME FUND
JULY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS CONVERTIBLE BONDS — 86.4%
	Face Amount	Value
CONSUMER DISCRETIONARY — 6.2%
E-House China Holdings 2.750%, 12/15/18 (A)	$50,000	$47,094
Iconix Brand Group 2.500%, 06/01/16	100,000	98,750
Vipshop Holdings 1.500%, 03/15/19	150,000	176,062

		321,906

ENERGY — 4.7%
Cobalt International Energy 2.625%, 12/01/19	100,000	67,125
Premier Oil Finance Jersey MTN 2.500%, 07/27/18	200,000	173,500

		240,625

FINANCIAL SERVICES — 12.4%
AmTrust Financial Services 2.750%, 12/15/44	150,000	148,969
Ares Capital 5.125%, 06/01/16	100,000	102,750
Jefferies Group 3.875%, 11/01/29	200,000	205,875
Siem Industries MTN 1.000%, 09/12/19	200,000	184,500

		642,094

HEALTH CARE — 13.8%
HealthSouth 2.000%, 12/01/43	100,000	126,250
Immunomedics 4.750%, 02/15/20 (A)	150,000	113,531
Insulet 2.000%, 06/15/19	150,000	150,563
Integra LifeSciences Holdings 1.625%, 12/15/16	150,000	188,156
PDL BioPharma 4.000%, 02/01/18	150,000	137,344

		715,844

MATERIALS & PROCESSING — 14.3%
Golden Agri-Resources 2.500%, 10/04/17	200,000	198,000
Olam International 6.000%, 10/15/16	200,000	204,000
Stillwater Mining 1.750%, 10/15/32	150,000	145,031
Vedanta Resources Jersey 5.500%, 07/13/16	200,000	193,500

		740,531

CONVERTIBLE BONDS — continued
	Face Amount/ Shares	Value
PRODUCER DURABLES — 8.5%
Atlas Air Worldwide Holdings 2.250%, 06/01/22	$250,000	$234,688
Ship Finance International 3.750%, 02/10/16	200,000	206,800

		441,488

TECHNOLOGY — 26.5%
Cardtronics 1.000%, 12/01/20	150,000	150,562
Ctrip.com International 1.000%, 07/01/20 (A)	50,000	47,375
FireEye
1.625%, 06/01/35 (A)	40,000	40,825
1.000%, 06/01/35 (A)	80,000	82,000
Microchip Technology 1.625%, 02/15/25 (A)	150,000	141,000
Nuance Communications 2.750%, 11/01/31	200,000	203,125
Qihoo 360 Technology 2.500%, 09/15/18	200,000	193,999
ServiceSource International 1.500%, 08/01/18	100,000	82,688
SINA 1.000%, 12/01/18	150,000	140,156
SouFun Holdings 2.000%, 12/15/18	150,000	140,344
YY 2.250%, 04/01/19	150,000	142,313

		1,364,387

Total Convertible Bonds (Cost $4,589,373)		4,466,875

PREFERRED STOCK — 3.2%
FINANCIAL SERVICES — 2.3%
Cowen Group Inc., 5.625%*	115	116,725

TECHNOLOGY — 0.9%
Frontier Communications, 17.021%*	500	48,875

Total Preferred Stock (Cost $165,000)		165,600

SHORT-TERM INVESTMENT — 7.0%
SEI Daily Income Trust, Government Cl A, 0.020% (B) (Cost $363,414)	363,414	363,414

Total Investments — 96.6% (Cost $5,117,787) †		$4,995,889

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD MARKET NEUTRAL INCOME FUND
JULY 31, 2015 (Unaudited)

SECURITIES SOLD SHORT COMMON STOCK — (17.8)%
	Shares/ Contracts	Value
ENERGY — (0.1)%
Cobalt International Energy*	(550)	$(4,241)

FINANCIAL SERVICES — (3.4)%
AmTrust Financial Services	(1,500)	(104,265)
Cowen Group, Cl A*	(12,500)	(70,625)

		(174,890)

HEALTH CARE — (4.9)%
Healthsouth	(2,200)	(100,540)
Insulet*	(1,640)	(55,580)
Integra LifeSciences Holdings*	(1,500)	(96,195)

		(252,315)

MATERIALS & PROCESSING — (1.3)%
Stillwater Mining*	(7,200)	(68,544)

PRODUCER DURABLES — (2.3)%
Atlas Air Worldwide Holdings*	(2,400)	(117,960)

TECHNOLOGY — (5.8)%
Cardtronics*	(1,600)	(59,312)
FireEye*	(1,300)	(57,837)
Microchip Technology	(2,120)	(90,821)
Vipshop Holdings ADR*	(5,000)	(97,449)

		(305,419)

Total Common Stock (Proceeds $955,494)		(923,369)

Total Securities Sold Short — (17.8)% (Proceeds $955,494) ††		$(923,369)

PURCHASED OPTIONS — 1.2%
FXI US, Expires 11/20/15, Strike Price $43*	100	38,000
JNK US, Expires 12/18/15, Strike Price $37*	150	14,850
Russell 2000 Index, Expires 09/30/15, Strike Price $1,120*	15	9,900

Total Purchased Options (Cost $53,871)		$62,750

Percentages are based upon Net Assets of $5,174,186.
*	Non-income producing security.

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under the guidelines established by the Board of Trustees.

(B)	The rate reported is the 7-day effective yield as of July 31, 2015.

†	At July 31, 2015, the tax basis cost of the Fund’s investments was $5,117,787, and the unrealized appreciation and depreciation were $53,774 and $(175,672) respectively.

††	At July 31, 2015, the tax basis cost of the Fund’s securities sold short was $955,494, and the unrealized appreciation and depreciation were $70,507 and $(38,382) respectively.

ADR – American Depositary Receipt

Cl – Class

FXI – iShares China Large-Cap ETF

JNK – SPDR Barclays High Yield Bond ETF

MTN – Medium Term Note

The following is a summary of the inputs used as of July 31, 2015 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$4,466,875	$—	$4,466,875
Preferred Stock	165,600	—	—	165,600
Short-Term Investment	363,414	—	—	363,414

Total Investments in Securities	$529,014	$4,466,875	$—	$4,995,889

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(923,369)	$—	$—	$(923,369)

Total Securities Sold Short	$(923,369)	$—	$—	$(923,369)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$62,750	$—	$—	$62,750

For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between Levels are considered to have occurred as of the end of the period. For the period ended July 31, 2015, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus and statement of additional information.

WHG-QH-019-0100

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD STRATEGIC GLOBAL CONVERTIBLES FUND
JULY 31, 2015 (Unaudited)

SCHEDULE OF INVESTMENTS CONVERTIBLE BONDS — 93.6%
	Face Amount	Value
CONSUMER DISCRETIONARY — 3.2%
Jarden 1.125%, 03/15/34	$70,000	$86,581
Takashimaya 0.000%, 12/11/18 (A)	10,000,000	86,134

		172,715

CONSUMER STAPLES — 3.0%
J Sainsbury 1.250%, 11/21/19	100,000	164,168

ENERGY — 2.6%
Cobalt International Energy 3.125%, 05/15/24	100,000	63,438
SolarCity 2.750%, 11/01/18	75,000	85,031

		148,469

FINANCIAL SERVICES — 8.2%
IMMOFINANZ 1.500%, 09/11/19	100,000	129,731
Joyo Bank 0.00%, 04/24/19 (A)	100,000	106,625
Sagerpar 0.375%, 10/09/18	100,000	121,494
Shizuoka Bank 0.00%, 04/25/18 (A)	100,000	101,875

		459,725

HEALTH CARE — 12.0%
Alere 3.000%, 05/15/16	75,000	88,734
Fluidigm 2.750%, 02/01/34	75,000	63,188
Fresenius & KGaA 0.00%, 09/24/19 (A)	100,000	147,989
Hologic 0.00%, 03/01/18 (A)	100,000	140,688
Immunomedics 4.750%, 02/15/20 (B)	25,000	18,922
Integra LifeSciences Holdings 1.625%, 12/15/16	50,000	62,719
Medicines 2.500%, 01/15/22 (B)	50,000	57,438
Terumo 0.000%, 12/04/19 (A)	10,000,000	86,941

		666,619

MATERIALS & PROCESSING — 1.8%
Teijin 0.000%, 12/12/18 (A)	10,000,000	96,825

CONVERTIBLE BONDS — continued
	Face Amount	Value
PRODUCER DURABLES — 17.9%
ACS Actividades Finance 2.625%, 10/22/18	$100,000	$134,398
Air France-KLM 2.030%, 02/15/23	5,000	58,575
Industrivarden 1.875%, 02/27/17	150,000	186,087
Japan Airport Terminal 0.000%, 03/06/20 (A)	10,000,000	90,773
M/I Homes Inc 3.000%, 03/01/18	135,000	134,663
Peugeot 4.450%, 01/01/16	3,000	97,360
Ryland Group 0.250%, 06/01/19	75,000	72,000
Schindler Holding 0.375%, 06/05/17	100,000	108,403
Ship Finance International 3.750%, 02/10/16	100,000	103,400

		985,659

REAL ESTATE INVESTMENT TRUST — 7.6%
Blackstone Mortgage Trust 5.250%, 12/01/18	75,000	80,438
British Land White 2015 0.000%, 06/09/20 (A)	100,000	157,523
Starwood Property Trust 4.550%, 03/01/18	175,000	182,546

		420,507

TECHNOLOGY — 37.3%
Alcatel-Lucent 4.250%, 07/01/18	25,000	113,062
Cardtronics 1.000%, 12/01/20	75,000	75,281
Ctrip.com International 1.000%, 07/01/20 (B)	20,000	18,950
Electronics For Imaging 0.750%, 09/01/19 (B)	100,000	104,875
FireEye 1.000%, 06/01/35 (B)	80,000	82,000
Inmarsat Plc 1.750%, 11/16/17	100,000	142,750
Kingsoft 1.250%, 04/11/19	2,000,000	244,444
Microchip Technology 1.625%, 02/15/25 (B)	75,000	70,500
NVIDIA 1.000%, 12/01/18	75,000	85,875
NXP Semiconductors 1.000%, 12/01/19 (B)	200,000	234,749
ON Semiconductor 2.625%, 12/15/26	40,000	47,050
Qihoo 360 Technology 0.500%, 08/15/20 (B)	250,000	225,156

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD STRATEGIC GLOBAL CONVERTIBLES FUND
JULY 31, 2015 (Unaudited)

CONVERTIBLE BONDS — continued
	Face Amount/ Shares	Value
TECHNOLOGY — continued
SouFun Holdings 2.000%, 12/15/18	$250,000	$233,906
Synchronoss Technologies 0.750%, 08/15/19	75,000	86,672
YY Inc 2.250%, 04/01/19	200,000	189,750
Zhen Ding Technology Holding 0.000%, 06/26/19 (A)	100,000	105,000

		2,060,020

Total Convertible Bonds (Cost $5,268,815)		5,174,707

PREFERRED STOCK — 2.6%
UNITED STATES — 2.6%
Bungie Ltd, 4.875%	900	93,105
Frontier Communications, 17.021%	500	48,875

Total Preferred Stock (Cost $147,875)		141,980

SHORT-TERM INVESTMENT — 3.0%
SEI Daily Income Trust, Government Fund, Cl A, 0.020% (C) (Cost $166,294)	166,294	166,294

Total Investments — 99.2% (Cost $5,582,984) †		$5,482,981

Percentages are based upon Net Assets of $5,529,675.

†	At July 31, 2015, the tax basis cost of the Fund’s investments was $5,582,984, and the unrealized appreciation and depreciation were $54,146 and $(154,153) respectively.

*	Non-income producing security.

(A)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(B)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under the guidelines established by the Board of Trustees.

(C)	The rate reported is the 7-day effective yield as of July 31, 2015.

The following is a summary of the inputs used as of July 31, 2015 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$5,174,707	$—	$5,174,707
Preferred Stock	141,980	—	—	141,980
Short-Term Investment	166,294	—	—	166,294

Total Investments in Securities	$308,274	$5,174,707	$—	$5,482,981

For the period ended July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between Levels are considered to have occurred as of the end of the period. For the period ended July 31, 2015, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus and statement of additional information.

WHG-QH-020-0100

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 28, 2015